File No. 33-53746
                                                                     811-07318
As Filed with the Securities and Exchange Commission on March 30, 1998.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /    X    /


         Pre-Effective Amendment No. ___                   /         /

         Post-Effective Amendment No. 6                    /    X    /

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           /    X    /

         Amendment No. 7                                   /    X    /

                        (Check appropriate box or boxes)

                        PIONEER INTERNATIONAL GROWTH FUND
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

        Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                     (Name and address of agent for service)

          It is proposed that this filing will become effective (check appropriate box):
           ____ immediately upon filing pursuant to paragraph (b)
           _X_  on March 30, 1998 pursuant to paragraph (b)
           ____ 60 days after filing pursuant to paragraph (a)(1)
           ____ on [date] pursuant to paragraph(a)(1)
           ____ 75 days after filing pursuant to paragraph (a)(2)
           ____ on [date] pursuant to paragraph (a)(2)of Rule 485

                        PIONEER INTERNATIONAL GROWTH FUND



       Cross-Reference Sheet Showing Location in Prospectus and Statement
                    of Additional Information of Information
                   Required by Items of the Registration Form

                                             Location in
                                             Prospectus or
                                             Statement of Additional
Form N-1A Item Number and Caption            Information


1. Cover Page                                Prospectus - Cover Page

2. Synopsis                                  Prospectus - Expense Information

3. Condensed Financial Information           Prospectus - Financial Highlights

4.General Description of Registrant          Prospectus -
                                             Investment Objective and Policies;
                                             Europe;
                                             Management of the Fund; Fund Share
                                             Alternatives;
                                             Share Price; How to Buy Fund
                                             Shares; How to Sell
                                             Fund Shares; How to Exchange
                                             Fund Shares;
                                             The Fund

5.Management of the Fund                     Prospectus - Management
                                             of the Fund

5A.Management's Discussion of                Not Applicable
   Fund Performance

6.Capital Stock and Other Securities         Prospectus -
                                             Investment Objective and Policies;
                                             Fund Share
                                             Alternatives; Share Price;
                                             How to Buy Fund Shares;
                                             How to Sell Fund Shares;
                                             How to Exchange Fund
                                             Shares; The Fund

7. Purchase of Securities Being Offered
                                             Prospectus - Fund Share
                                             Alternatives; Share Price;
                                             How to Buy Fund Shares;
                                             How to Sell Fund Shares;
                                             How to Exchange Fund Shares;
                                             The Fund; Shareholder
                                             Services; Distribution Plans

8. Redemption or Repurchase                  Prospectus - Fund Share
                                             Alternatives; Share Price;
                                             How to Buy Fund Shares;
                                             How to Sell Fund Shares;
                                             How to Exchange Fund
                                             Shares; The Fund; Shareholder
                                             Services

9. Pending Legal Proceedings                 Not Applicable

10. Cover Page                               Statement of Additional
                                             Information - Cover Page

11. Table of Contents                        Statement of Additional
                                             Information - Cover Page

12. General Information and History          Statement of
                                             Additional Information
                                             - Cover Page; Description of
                                             Shares

13. Investment Objectives and Policy         Statement of
                                             Additional Information
                                             - Investment Policies and
                                             Restrictions

14. Management of the Fund                   Statement of Additional
                                             Information - Management
                                             of the Fund; Investment
                                             Adviser

15.Control Persons and Principle
   Holders of Securities                   Statement of Additional
                                           Information - Management of the Fund

16. Investment Advisory and Other
    Services                               Statement of Additional
                                           Information - Management of the
                                           Fund; Investment
                                           Adviser; Principal Underwriter;
                                           Distribution Plans;
                                           Shareholder Servicing/Transfer Agent;
                                           Custodian;
                                           Independent Public Accountants

17. Brokerage Allocation and Other
     Practices                             Statement of Additional
                                           Information - Portfolio Transactions

18. Capital Stock and Other Securities     Statement of
                                           Additional Information
                                         - Description of Shares;
                                           Certain Liabilities

19. Purchase Redemption and Pricing of
    Securities Being Offered                Statement of Additional
                                            Information - Letter of Intent;
                                            Systematic
                                            Withdrawal Plan;
                                            Determination of Net Asset Value

20. Tax Status                               Statement of Additional
                                             Information - Tax Status
21. Underwriters                             Statement of
                                             Additional Information
                                             - Principal Underwriter;
                                             Distribution Plans


22.Calculation of Performance Data           Statement of
                                             Additional Information
                                             - Investment Results

23. Financial Statements                     Statement of Additional
                                             Information - Financial Statements

[Pioneer Logo]

Pioneer
International
Growth Fund

Class A, Class B and Class C Shares
Prospectus

March 30, 1998

      Pioneer International Growth Fund (the "Fund") seeks long-term growth of capital by investing in a portfolio consisting primarily of foreign equity securities and of depositary receipts for such securities. Any current income generated from these securities is incidental to the investment objective of the Fund. The Fund is a diversified open-end investment company designed for investors seeking to achieve capital growth and diversification through foreign investments. There is no assurance that the Fund will achieve its investment objective.

      The Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of companies organized and domiciled in countries other than the United States (the "U.S."), which securities are considered by the Fund's investment adviser to offer the potential for long-term growth of capital. The Fund expects to employ certain active management techniques in order to hedge the foreign currency and other risks associated with the Fund's investments.

      Fund returns and share prices fluctuate and the value of your account upon redemption may be more or less than your purchase price. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

      Investments in foreign securities, particularly in emerging markets, entail risks in addition to those customarily associated with investing in U.S. securities. The Fund is intended for investors who can accept the risks associated with its investments and may not be suitable for all investors. See "Investment Objective and Policies" for a discussion of these risks.

      This Prospectus provides information about the Fund that you should know before investing. Please read and retain it for your future reference. More information about the Fund is included in the Statement of Additional Information, also dated March 30, 1998, as supplemented or revised from time to time, which is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. Other information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).




          TABLE OF CONTENTS                                           PAGE
          ---------------------------------------------------------   -----
I.        EXPENSE INFORMATION .....................................      2
II.       FINANCIAL HIGHLIGHTS ....................................      3
III.      INVESTMENT OBJECTIVE AND POLICIES .......................      4
IV.       MANAGEMENT OF THE FUND ..................................      6
V.        FUND SHARE ALTERNATIVES .................................      7
VI.       SHARE PRICE .............................................      8
VII.      HOW TO BUY FUND SHARES ..................................      8
VIII.     HOW TO SELL FUND SHARES .................................     12
IX.       HOW TO EXCHANGE FUND SHARES .............................     13
X.        DISTRIBUTION PLANS ......................................     13
XI.       DIVIDENDS, DISTRIBUTIONS AND TAXATION ...................     14
XII.      SHAREHOLDER SERVICES ....................................     15
           Account and Confirmation Statements ....................     15
           Additional Investments .................................     15
           Automatic Investment Plans .............................     15
           Financial Reports and Tax Information ..................     16
           Distribution Options ...................................     16
           Directed Dividends .....................................     16
           Direct Deposit .........................................     16
           Voluntary Tax Withholding ..............................     16
           Telephone Transactions .................................     16
           FactFoneSM .............................................     16
           Retirement Plans .......................................     16
           Telecommunications Device for the Deaf (TDD) ...........     16
           Systematic Withdrawal Plans ............................     17
           Reinstatement Privilege (Class A Shares Only) ..........     17
XIII.     THE FUND ................................................     17
XIV.      INVESTMENT RESULTS ......................................     17
          APPENDIX--CERTAIN INVESTMENT PRACTICES ..................     18

                             --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION

     This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Fund. The table reflects annual operating expenses based upon actual expenses incurred for the fiscal year ended November 30, 1997.




                                                      Class A         Class B        Class C
Shareholder Transaction Expenses
 Maximum Initial Sales Charge on
  Purchases
   (as a percentage of offering price) .........       5.75%(1)        None           None
 Maximum Sales Charge on Reinvestment
   of Dividends ................................       None            None           None
 Maximum Deferred Sales Charge
   (as a percentage of purchase price or
   redemption proceeds, as applicable) .........       None(1)         4.00%          1.00%
 Redemption fee(2) .............................       None            None           None
 Exchange fee ..................................       None            None           None
Annual Operating Expenses
  (as a percentage of average net assets)3
 Management fee ................................       0.94%           0.94%          0.94%
 12b-1 fees ....................................       0.25%           1.00%          1.00%
 Other Expenses (including accounting and
   transfer agent fees, custodian fees and
   printing expenses) ..........................       0.48%           0.53%          0.53%
                                                       ----            ----           ----
Total Operating Expenses .......................       1.67%           2.47%          2.47%
                                                       ====            ====           ====


--------------------

1 Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge ("CDSC"). See "How to Sell Fund Shares."

2 Separate fees (currently $10 and $20, respectively) apply to U.S. and international wire transfers of redemption proceeds.
3 Expenses are net of amounts paid in connection with certain expense offset arrangements. See "Financial Highlights."

 Example:
     You would pay the following expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.




                                    1 Year     3 Years     5 Years     10 Years
                                    ------     -------     -------     --------
Class A Shares .................     $74        $107        $143        $244
Class B Shares*
 --Assuming complete
    redemption at end of
    period .....................     $65        $107        $152        $261
 --Assuming no redemption ......     $25        $ 77        $132        $261
Class C Shares**
 --Assuming complete
    redemption at end of
    period .....................     $35        $ 77        $132        $281
 --Assuming no redemption ......     $25        $ 77        $132        $281


------------------------

 *Class B shares convert to Class A shares eight years after purchase;
  therefore, Class A share expenses are used after year eight.
**Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.

     THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL FUND EXPENSES AND RETURNS WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

     For further information regarding management fees, Rule 12b-1 fees and other expenses of the Fund see "Management of the Fund," "Distribution Plans" and "How to Buy Fund Shares" in this Prospectus and "Management of the Fund" and "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information. The Fund's payment of a Rule 12b-1 fee may result in long-term shareholders paying more than the economic equivalent of the maximum sales charge permitted under the Conduct Rules of the National Association of Securities Dealers Inc.

     The maximum initial sales charge is reduced on purchases of specified amounts of Class A shares and the value of shares owned in other Pioneer mutual funds is taken into account in determining the applicable initial sales charge. See "How to Buy Fund Shares." No sales charge is applied to exchanges of shares of the Fund for shares of other publicly available Pioneer mutual funds. See "How to Exchange Fund Shares."

II. FINANCIAL HIGHLIGHTS

     The following information has been audited by Arthur Andersen LLP, independent public accountants. Arthur Andersen LLP's report on the Fund's financial statements as of November 30, 1997 appears in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information. The information listed below should be read in conjunction with financial statements contained in the Fund's Annual Report. The Annual Report includes more information about the Fund's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.

Financial Highlights
Selected Data for a Class A Share Outstanding Throughout Each Period:



                                                                                    For the Year Ended November 30,
                                                                        ------------------------------------------------------
                                                                             1997          1996          1995        1994(a)
                                                                        ------------- ------------- -------------- -----------
Net asset value, beginning of period ..................................    $  23.39      $  21.21     $  21.55      $  20.91
                                                                           --------      --------     --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss) .........................................    $   0.13      $   0.10     $  (0.04)     $   0.19
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions ................................................        1.87          2.32         0.80          1.87
                                                                           --------      --------     --------      --------
  Net increase (decrease) from investment operations ..................    $   2.00      $   2.42     $   0.76      $   2.06
Distributions to shareholders:
 Net investment income ................................................       (0.26)           --           --         (0.03)
 Net realized capital gains ...........................................       (1.47)        (0.24)       (1.10)        (1.39)
                                                                           --------      --------     --------      --------
Net increase (decrease) in net asset value ............................    $   0.27      $   2.18     $  (0.34)     $   0.64
                                                                           --------      --------     --------      --------
Net asset value, end of period ........................................    $  23.66      $  23.39     $  21.21      $  21.55
                                                                           ========      ========     ========      ========
Total return* .........................................................        9.28%        11.40%        3.81%        10.03%
Ratio of net expenses to average net assets ...........................        1.69%+        1.77%+       2.00%+        1.95%
Ratio of net investment income (loss) to average net assets ...........        0.51%+        0.26%+      (0.23%)+       0.84%
Portfolio turnover rate ...............................................         154%          173%         219%          275%
Average brokerage commission per share ................................    $ 0.0034      $ 0.0055           --            --
Net assets, end of period (in thousands) ..............................    $395,572      $378,956     $308,488      $282,033
Ratios assuming no waiver of management fees and assumption of expenses by Pioneering Management Corporation ("PMC") and no reduction for fees paid indirectly:
  Net expenses ........................................................          --            --           --            --
  Net investment income (loss) ........................................          --            --           --            --
Ratios assuming reduction for fees paid indirectly:
  Net expenses ........................................................        1.67%         1.76%        1.98%           --
  Net investment income (loss) ........................................        0.53%         0.27%       (0.21%)          --


                                                                           April 1, 1993
                                                                          to November 30,
                                                                              1993(b)
                                                                        -------------------
Net asset value, beginning of period ..................................       $  15.00
                                                                              --------
Increase (decrease) from investment operations:
 Net investment income (loss) .........................................       $  (0.03)
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions ................................................           5.94
                                                                              --------
  Net increase (decrease) from investment operations ..................       $   5.91
Distributions to shareholders:
 Net investment income ................................................             --
 Net realized capital gains ...........................................             --
                                                                              --------
Net increase (decrease) in net asset value ............................       $   5.91
                                                                              --------
Net asset value, end of period ........................................       $  20.91
                                                                              ========
Total return* .........................................................          39.40%
Ratio of net expenses to average net assets ...........................           1.73%**
Ratio of net investment income (loss) to average net assets ...........          (0.48%)**
Portfolio turnover rate ...............................................            185%**
Average brokerage commission per share ................................             --
Net assets, end of period (in thousands) ..............................       $ 86,923
Ratios assuming no waiver of management fees and assumption of expenses by Pioneering Management Corporation ("PMC") and no reduction for fees paid indirectly:
  Net expenses ........................................................           2.88%**
  Net investment income (loss) ........................................          (1.63%)**
Ratios assuming reduction for fees paid indirectly:
  Net expenses ........................................................             --
  Net investment income (loss) ........................................             --


Selected Data for a Class B Share Outstanding Throughout Each Period:



                                                                                 For the Year Ended November 30,
                                                                        ------------------------------------------------
                                                                              1997             1996            1995
                                                                        ---------------- ---------------- --------------
Net asset value, beginning of period ..................................      $ 22.89          $ 20.94         $ 21.45
                                                                             -------          -------         -------
Increase (decrease) from investment operations:
 Net investment income (loss) .........................................      $ (0.06)         $  0.15         $ (0.17)
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions ................................................         1.85             2.04            0.76
                                                                             -------          -------         -------
  Net increase (decrease) from investment operations ..................      $  1.79          $  2.19         $  0.59
Distribution to shareholders:
 Net investment income ................................................        (0.12)              --              --
 Net realized gain ....................................................        (1.47)           (0.24)          (1.10)
                                                                             -------          -------         -------
Net increase (decrease) in net asset value ............................      $  0.20          $  1.95         $ (0.51)
                                                                             -------          -------         -------
Net asset value, end of period ........................................      $ 23.09          $ 22.89         $ 20.94
                                                                             =======          =======         =======
Total return* .........................................................         8.44%           10.45%           3.00%
Ratio of net expenses to average net assets ...........................         2.49%+           2.60%+          2.80%+
Ratio of net investment income (loss) to average net assets ...........        (0.23)%+         (0.51)%+        (1.04%)+
Portfolio turnover rate ...............................................          154%             173%            219%
Average brokerage commission per share ................................      $0.0034          $0.0055              --
Net assets, end of period (in thousands) ..............................      $81,438          $69,056         $34,385
Ratios assuming a reduction of fees paid indirectly:
  Net expenses ........................................................         2.47%            2.58%           2.77%
  Net investment income (loss) ........................................       ( 0.21)%          (0.49)%         (1.01%)


                                                                         April 4, 1994
                                                                         to November 30
                                                                            1994(a)
                                                                        ---------------
Net asset value, beginning of period ..................................     $ 21.06
                                                                            -------
Increase (decrease) from investment operations:
 Net investment income (loss) .........................................     $ 0.06
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions ................................................        0.33
                                                                            -------
  Net increase (decrease) from investment operations ..................     $  0.39
Distribution to shareholders:
 Net investment income ................................................          --
 Net realized gain ....................................................          --
                                                                            -------
Net increase (decrease) in net asset value ............................     $  0.39
                                                                            -------
Net asset value, end of period ........................................     $ 21.45
                                                                            =======
Total return* .........................................................        1.85%
Ratio of net expenses to average net assets ...........................        3.02%**
Ratio of net investment income (loss) to average net assets ...........        0.72%**
Portfolio turnover rate ...............................................         275%
Average brokerage commission per share ................................          --
Net assets, end of period (in thousands) ..............................     $21,236
Ratios assuming a reduction of fees paid indirectly:
  Net expenses ........................................................
  Net investment income (loss) ........................................


-------------


 (a)The per share data presented above is based upon the average shares outstanding for the period presented.

 (b)Certain reclassifications have been made to the 1993 balances to conform with the 1994 presentation.

  *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

 **Annualized.

 + Ratio assuming no reduction for fees paid indirectly.

Selected Data for a Class C Share Outstanding Throughout Each Period:




                                                                        For the Year Ended    For the Period January 31, 1996
                                                                       November 30, 1997(a)      through November 30, 1996
                                                                      ---------------------- --------------------------------
Net asset value, beginning of period ................................         $ 22.84                    $ 22.46
                                                                              -------                    -------
Increase (decrease) from investment operations:
 Net investment income (loss) .......................................         $    --                    $  0.02
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions ..............................................            1.77                       0.60
                                                                              -------                    -------
  Net increase (decrease) from investment operations ................         $  1.77                    $  0.62
Distribution to shareholders:
 Net investment income ..............................................           (0.24)                        --
 Net realized gain ..................................................           (1.47)                     (0.24)
                                                                              -------                    --------
Net increase (decrease) in net asset value ..........................         $  0.06                    $  0.38
                                                                              -------                    -------
Net asset value, end of period ......................................         $ 22.90                    $ 22.84
                                                                              -------                    -------
Total return* .......................................................            8.45%                      2.75%
Ratio of net expenses to average net assets .........................            2.50%+                     2.36%**+
Ratio of net investment income (loss) to average net assets .........           (0.03)%+                    0.13%**+
Portfolio turnover rate .............................................             154%                       173%
Average brokerage commission per share ..............................         $0.0034                    $0.0055
Net assets, end of period (in thousands) ............................         $ 9,303                    $ 6,078
Ratios assuming reduction for fees paid indirectly:
  Net expenses ......................................................            2.47%                      2.31%**
  Net investment income (loss) ......................................            0.00%                      0.18%**


----------------------------


(a) The per share data presented above is based upon the average shares outstanding for the period presented.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sale charges were taken into account.
** Annualized.

 + Ratio assuming no reduction for fees paid indirectly.


--------------------------------------------------------------------------------

III. INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is long-term growth of capital. The Fund pursues this objective by investing in a diversified portfolio consisting primarily of the equity and equity-related securities of companies that are organized and have principal offices in foreign countries ("Foreign Companies") and depositary receipts for securities of such companies. There can be no assurance that the Fund will achieve its objective.

     Under normal circumstances, at least 80% of the Fund's total assets are invested in equity securities consisting of common stock and securities with common stock characteristics, such as preferred stock, warrants and debt securities convertible into common stock and depositary receipts for such securities ("Equity Securities"). The Fund currently intends to invest in securities of issuers located in the following developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom as well as the countries with emerging markets listed in "Investments in Emerging Markets."

     The Fund may also invest up to 20% of its total assets in Other Eligible Investments (as defined below), consisting of money market and fixed-income securities, and may employ certain other active management techniques. Certain of these techniques may be used in an attempt to hedge foreign currency and other risks associated with the Fund's investments. These techniques include purchasing options on securities indices, entering into forward foreign currency exchange contracts, purchasing options on foreign currencies, entering into futures contracts on securities indices and currencies, purchasing and selling options on such futures contracts, and lending portfolio securities. The Fund may also enter into repurchase agreements and invest in restricted and illiquid securities. See the Appendix to this Prospectus and the Statement of Additional Information for a description of these investment practices and securities and associated risks.

     As to any specific investment in Equity Securities, PMC's analysis will focus on evaluating the fundamental value of an enterprise. The Fund will purchase securities for its portfolio when their market price appears to be less than their fundamental value in the judgment of PMC. In selecting specific investments, PMC will attempt to identify securities with strong potential for appreciation relative to their downside exposure. In this regard PMC will also use a macro-analysis of numerous economic and valuation variables to determine the anticipated investment climate in specific countries.

     In making these determinations, PMC will take into account price-earnings ratios, cash flow, the relationship of asset value to market price of the securities and other factors which it may determine from time to time to be relevant. Because current income is not the Fund's investment objective, the Fund will not restrict its investments in Equity Securities to those of issuers with a record of timely dividend payments.

     While investing in foreign Equity Securities involves certain risks, as discussed below, PMC believes such investments offer opportunities for capital growth and diversification. Today, more than two-thirds of the world's stock market value is traded on markets outside the United States. Investing overseas can help diversify a portfolio otherwise invested solely in U.S. securities. Foreign stock and bond markets often do not parallel the performance of U.S. markets, which means that, over time, diversifying investments across several countries can help reduce portfolio volatility. Under nor-mal circumstances at least 65% of the Fund's total assets will be invested in securities of companies domiciled in at least three different foreign countries.

     The Fund's investment objective and certain investment restrictions designated as fundamental in the Statement of Additional Information may be changed by the Board of Trustees only with shareholder approval.

Risk Factors

     Investing in the securities of Foreign Companies and foreign governments involves certain considerations and risks which are not typically associated with investing in securities of U.S. companies and the U.S. government. In many foreign countries, issuers are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Also in many foreign countries, there is less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the U.S. Interest and dividends or in some cases capital gains, from foreign investments may be subject to withholding or other foreign taxes which will decrease the net return on such investments as compared to the income return of a fund from U.S. companies or the U.S. government.

     In addition, the value of foreign securities may also be adversely affected by fluctuations in the relative rates of exchange between the currencies of different nations and by exchange control regulations. The Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated in a foreign currency will increase or decrease in response to changes in the value of foreign currencies in relation to the U.S. dollar. There may also be less publicly available information about Foreign Companies compared to reports and ratings published about U.S. companies. Some foreign securities markets generally have substantially less trading volume than domestic markets and securities of some Foreign Companies are less liquid and more volatile than securities of comparable U.S. companies.

     Brokerage commissions in foreign countries are generally fixed, and other transaction costs related to securities exchanges are generally higher than in the United States. Most foreign Equity Securities of the Fund are held by foreign subcustodians that satisfy certain eligibility requirements. However, foreign subcustodian arrangements are significantly more expensive than domestic custody. In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries.

     Additionally, in some foreign countries, there is the possibility of expropriation, nationalization or confiscation of assets and property, limitations on the removal of securities, property or other assets of the Fund, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. PMC will take these factors into consideration in managing the Fund's investments.

Investment in Japan and the United Kingdom

     The Fund may invest more than 25% of its total assets in the securities of corporate issuers located in each of Japan and the United Kingdom and more than 25% of the Fund's total assets, adjusted to reflect currency transactions and positions, may be denominated in the Japanese yen and the British pound. Investment of a substantial portion of the Fund's assets in such countries or currencies will subject the Fund to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

Investments in Emerging Markets

     The Fund may invest without limitation in securities of issuers located in countries with emerging economies or securities markets, but will not invest more than 25% of its total assets in securities of issuers located in any one such country. Countries with emerging economies or securities markets currently include: Algeria, Argentina, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as Japan or most Western European countries).

Investments in Depositary Receipts

     The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments or other securities convertible into securities of eligible issuers. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs, GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets.

     ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of foreign issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent. For purposes of the Fund's invest-ment policies, investments in ADRs, EDRs, GDRs and similar instruments will be deemed to be investments in the underlying equity securities of the foreign issuers. The Fund may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent the Fund invests in such unsponsored depositary receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (e.g., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

Other Eligible Investments

     The Fund's Other Eligible Investments consist of: (a) corpo- rate commercial paper and other short-term commercial obligations, in each case rated or issued by foreign or U.S. companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's Investors Service, Inc. ("Moody's"), or A-1, AA or better by Standard & Poor's Ratings Group ("Standard & Poor's"); (b) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks (located in the U.S. or foreign countries) with securities outstanding that are rated Prime-1, Aa or better by Moody's, or A-1, AA or better by Standard & Poor's; (c) obligations issued or guaranteed by the U.S. government or the government of a foreign country or their respective agencies or instrumentalities; (d) fixed-income securities of foreign or U.S. companies which are rated, at the time of investment, within the top four grades by the major rating services (Moody's "Baa" or higher, Standard & Poor's "BBB" or higher) or, if unrated, judged to be of comparable quality by PMC; and (e) repurchase agreements. These securities may be denominated in U.S. dollars or in foreign currencies. In the event that the credit quality of a security falls below investment grade subsequent to purchase, the Fund may nevertheless retain such security as long as PMC determines it is advisable to do so. However, at no time may the Fund have more than 5% of its net assets invested in fixed-income securities rated below investment grade. Securities rated "Baa" or "BBB" and securities of comparable quality may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

     The Fund may on occasion, for temporary defensive purposes to preserve capital, invest up to 100% of its total assets in Other Eligible Investments except that when the Fund assumes a defensive posture, it will not invest in fixed-income securities of foreign or U.S. companies rated below A by Moody's or Standard & Poor's, or if unrated, judged to be of comparable credit quality by PMC. The Fund will assume a temporary defensive posture only when political and economic factors affect foreign equity markets to such an extent that PMC believes there to be extraordinary risks in being substantially invested in foreign Equity Securities.

Lending of Portfolio Securities

     The Fund may also seek to earn additional income by lending its portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If PMC decides to make securities loans, the value of the securities loaned would not exceed 33-1/3% of the value of the total assets of the Fund. See "Investment Policy and Restrictions" in the Statement of Additional Information. The Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio securities loan transaction breaches its agreement with the Fund.

Certain Other Investment Techniques

     As noted above, the Fund may purchase put and call options on securities indices, purchase put and call options on currencies, enter into forward foreign currency exchange contracts and enter into futures contracts on indices and currencies and purchase and sell options on such futures contracts. These techniques may be employed in an attempt to hedge currency or other risks associated with the Fund's portfolio securities. While the successful use of these techniques may reduce or eliminate certain risks, these techniques also involve transaction costs as well as risks. These risks include the risk that contractual positions once entered may not be easily closed out on a particular market, the risk that the attempted hedge may be ineffective because changes in the value of a hedged position may not correlate to the securities market or currency being hedged and the risk that an incorrect prediction by PMC in the movement of securities prices or exchange rates may cause the Fund to perform less well than if the hedge had not been attempted. See the Appendix for a further description of these techniques and associated risks.

Portfolio Turnover

     The Fund avoids market-timing or speculating on broad market fluctuations. Therefore, except as described above, the Fund is substantially fully invested at all times. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs which must be borne by the Fund and its shareholders. Changes in the portfolio may be made promptly when determined to be advisable by reason of developments not foreseen at the time of the initial investment decision, and usually without reference to the length of time a security has been held. Accordingly, portfolio turnover rates are not considered a limiting factor in the execution of investment decisions. See "Financial Highlights" for the Fund's actual turnover rates.



IV. MANAGEMENT OF THE FUND

     The Fund's Board of Trustees has overall responsibility for management and supervision of the Fund. The Board meets at least quarterly. By virtue of the functions performed by PMC as investment adviser, the Fund requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general business and professional background of each Trustee and executive officer of the Fund.

     The Fund is managed under a contract with PMC, which serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business affairs, subject only to the authority of the Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirectly wholly owned subsidiary of PGI, is the principal underwriter of the Fund. John F. Cogan, Jr., Chairman and President of the Fund, Chairman and a Director of PMC, Chairman of PFD, and President and a Director of PGI, beneficially owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.

     Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's international equity managers which reviews PMC's research and portfolio operations, including those of the Fund. Mr. Tripple joined PMC in 1974.

     Research and management for the Fund is the responsibility of a team of portfolio managers and analysts focusing on non-U.S. securities. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition. Dr. Norman Kurland is the senior member of the team.

     Day-to-day management of the Fund has been the responsibility of Dr. Kurland, Vice President of the Fund and Senior Vice President of PMC, since inception, April 1993. Dr. Kurland joined PMC in 1990 and has over ten years of investment experience.

     In addition to the Fund, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Fund, the Fund and PMC have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.

     Investment advisory services are provided to the Fund by PMC pursuant to a management contract between PMC and the Fund. PMC assists in the management of the Fund and is authorized in its discretion to buy and sell securities for the account of the Fund. PMC pays all the ordinary operating expenses, including executive salaries and the rental of office space relating to its services for the Fund with the exception of the following which are to be paid by the Fund:
(a) taxes and other governmental charges, if any; (b) interest on borrowed money, if any; (c) legal fees and expenses; (d) auditing fees; (e) insurance premiums; (f) dues and fees for membership in trade associations; (g) fees and expenses of registering and maintaining registrations by the Fund of its shares with the SEC, state securities agencies and foreign jurisdictions and of preparing reports to regulatory agencies; (h) fees and expenses of Trustees not affiliated with or interested persons of PMC; (i) fees and expenses of the custodian, dividend disbursing agent, transfer agent and registrar; (j) issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (k) costs of reports to shareholders, shareholders' meetings and Trustees' meetings; (l) the cost of certificates representing shares of the Fund; (m) charges and expenses for determining from time to time the value of the Fund's net assets and the keeping of its books and records; and (n) distribution fees in accordance with Rule 12b-1 promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund also pays any brokerage commissions in connection with its portfolio transactions.

     Orders for the Fund's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of any Pioneer mutual fund or other funds for which PMC or any of its affiliates serves as investment adviser or manager. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.
     As compensation for its management services and certain expenses which PMC incurs, PMC is entitled to a management fee equal to 1% per annum of the Fund's average daily net assets up to $300 million, 0.85% of the next $200 million and 0.75% of the excess over $500 million. The fee is normally computed daily and paid monthly. The management fee paid by the Fund is greater than those paid by most funds. See "Expense Information" in this Prospectus and "Investment Adviser" in the Statement of Additional Information.


     Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates -- primarily January 1, 2000 -- due to a systematic inability to process date- related information. This scenario, commonly known as the "Year 2000 Problem," could have an adverse impact on individuals and businesses, including the Fund and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Fund's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Fund and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the Fund.



V. FUND SHARE ALTERNATIVES

     The Fund continuously offers three Classes of shares designated as Class A, Class B and Class C shares, as described more fully in "How to Buy Fund Shares." If you do not specify in your instructions to the Fund which Class of shares you wish to purchase, exchange or redeem, the Fund will assume that your instructions apply to Class A shares.

     Class A Shares. If you invest less than $1 million in Class A shares, you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares, no sales charge will be imposed at the time of purchase. However, shares redeemed within 12 months of purchase may be subject to a CDSC. Class A shares are subject to distribution and service fees at a combined annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares.

     Class B Shares. If you plan to invest up to $250,000, Class B shares are available to you. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within six years. Class B shares are subject to distribution and service fees at a combined annual rate of 1% of the Fund's average daily net assets attributable to Class B shares. Your entire investment in Class B shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class B shares will cause your Class B shares (until conversion) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on relative net asset value, eight years after the initial purchase.

     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a 1% CDSC if they are redeemed within the first year after purchase. Class C shares are subject to distribution and service fees at a combined annual rate of up to 1% of the Fund's average daily net assets attributable to Class C shares. Your entire investment in Class C shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class C shares have no conversion feature.

     Selecting a Class of Shares The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you prefer not to pay an initial sales charge on an investment of $250,000 or less and you plan to hold the investment for at least six years, you might consider Class B shares. If you prefer not to pay an initial sales charge and you plan to hold your investment for one to eight years, you may prefer Class C shares.

     Investment dealers or their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund and shares acquired in the exchange will continue to be subject to any CDSC applicable to shares of the Pioneer mutual fund originally purchased. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSCs and dealer compensation arrangements in accordance with local laws and business practices.


VI. SHARE PRICE

     Shares of the Fund are sold at the public offering price, which is the net asset value per share, plus any applicable sales charge. Net asset value per share of a Class of the Fund is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange.

     Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the Fund's independent pricing services. Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith in accordance with procedures approved by the Trustees. All assets of the Fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith in accordance with procedures approved by the Trustees.



VII. HOW TO BUY FUND SHARES

     You may buy Fund shares from any securities broker-dealer which has a sales agreement with PFD. If you do not have a securities broker-dealer, please call 1-800-225-6292. Shares will be purchased at the public offering price, that is, the net asset value per share plus any applicable sales charge, next computed after receipt of a purchase order, except as set forth below.

     The minimum initial investment is $1,000 for Class A, Class B and Class C shares except as specified below. The minimum initial investment is $50 for Class A accounts being established to utilize monthly bank drafts, government allotments, payroll deduction and other similar automatic investment plans. Separate minimum investment requirements apply to retirement plans and to telephone and wire orders placed by broker-dealers; no sales charges or minimum requirements apply to the reinvestment of dividends or capital gains distributions. The minimum subsequent investment is $50 for Class A shares and $500 for Class B and Class C shares except that the subsequent minimum investment amount for Class B and Class C share accounts may be as little as $50 if an automatic investment plan is established (see "Automatic Investment Plans").

     Telephone Purchases. Your account is automatically authorized to have the telephone purchase privilege unless you indicate otherwise on your Account Application or by writing to Pioneering Services Corporation ("PSC"). The telephone purchase option may be used to purchase additional shares for an existing Pioneer mutual fund account; it may not be used to establish a new account. Proper account identification will be required for each telephone purchase. A maximum of $25,000 per account may be purchased by telephone each day. The telephone purchase privilege is available to Individual Retirement Accounts ("IRAs") but may not be available to other types of retirement plan accounts. Call PSC for more information.

     You are strongly urged to consult with your financial representative prior to requesting a telephone purchase. To purchase shares by telephone, you must establish your bank account of record by completing the appropriate section of your Account Application or an Account Options Form. PSC will electronically debit the amount of each purchase from this predesignated bank account. Telephone purchases may not be made for 30 days after the establishment of your bank of record or any change to your bank information.

     Telephone purchases will be priced at the net asset value plus any applicable sales charge next determined after PSC's receipt of a telephone purchase instruction and receipt of good funds (usually three days after the purchase instruction). You may always elect to deliver purchases to PSC by mail. See "Telephone Transactions" for additional information.

Class A Shares

     You may buy Class A shares at the public offering price, including a sales charge as follows:


                              Sales Charge as a          Dealer
                                Percentage of           Allowance
                           -----------------------        as a
                                            Net       Percentage of
                            Offering      Amount        Offering
   Amount of Purchase         Price      Invested         Price
------------------------   ----------   ----------   --------------
Less than $50,000             5.75%       6.10%           5.00%
$50,000 but less than
  $100,000                    4.50        4.71            4.00
$100,000 but less than
  $250,000                    3.50        3.63            3.00
$250,000 but less than
  $500,000                    2.50        2.56            2.00
$500,000 but less than
  $1,000,000                  2.00        2.04            1.75
$1,000,000 or more             -0-         -0-           see below


     The schedule of sales charges above is applicable to purchases of Class A shares of the Fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under
Section 401 or 408 of the Internal Revenue Code of 1986, as amended, (the "Code"), although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the Fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased (except direct purchases of Pioneer Money Market Trust's Class A shares) and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of PMC, may be included for this purpose.

     No sales charge is payable at the time of purchase on investments of $1 million or more or for purchases by participants in certain group plans (described below) subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. See "How to Sell Fund Shares." PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 1% on the first $5 million invested; 0.50% on the next $45 million; and 0.25% on the excess over $50 million. These commissions will not be paid if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commission paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase. See "How to Sell Fund Shares." In connection with PGI's acquisition of Mutual of Omaha Fund Management Company and contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the Fund's Class A shares through such dealer. From time to time, PFD may elect to reallow the entire initial sales charge to participating dealers for all sales of Class A shares with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the federal securities laws.

     Qualifying for a Reduced Sales Charge. Class A shares of the Fund may be sold at a reduced or eliminated sales charge to certain group plans ("Group Plans") under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from PFD.

     Class A shares of the Fund may be sold at net asset value per share without a sales charge to: (a) current or former Trustees and officers of the Fund and partners and employees of its legal counsel; (b) current or former directors, officers, employees or sales representatives of PGI or its subsidiaries; (c) current or former directors, officers, employees or sales representatives of any subadviser or predecessor investment adviser to any investment company for which PMC serves as investment adviser, and the subsidiaries or affiliates of such persons; (d) current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with PFD; (e) members of the immediate families of any of the persons above; (f) any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons; (g) insurance company separate accounts; (h) certain "wrap accounts" for the ben-efit of clients of financial planners adhering to standards established by PFD;
(i) other funds and accounts for which PMC or any of its affiliates serves as investment adviser or manager; and (j) certain unit investment trusts. Shares so purchased are purchased for investment purposes and may not be resold except through redemption or repurchase by or on behalf of the Fund. The availability of this privilege is conditioned upon the receipt by PFD of written notification of eligibility. Class A shares of the Fund may be sold at net asset value without a sales charge to 401(k) retirement plans with 100 or more participants or at least $500,000 in plan assets. Class A shares of a Fund may be sold at net asset value per share without a sales charge to Optional Retirement Program (the "Program") participants if (i) the employer has authorized a limited number of investment providers for the Program, (ii) all authorized investment company providers offer their shares to Program participants at net asset value, (iii) the employer has agreed in writing to actively promote the authorized investment providers to Program participants and (iv) the Program provides for a matching contribution for each participant contribution. Class A shares may also be sold at net asset value in connection with certain reorganization, liquidation, or acquisition transactions involving other investment companies or personal holding companies.

     Reduced sales charges are available for purchases of $50,000 or more of Class A shares (excluding any reinvestments of dividends and capital gains distributions) made within a 13-month period pursuant to a Letter of Intent ("LOI") which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PSC within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the Fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PSC, registered in your name, until the terms of the LOI are fulfilled.

     You are not obligated to purchase the amount specified in your LOI. If, however, the amount actually purchased during the 13-month period is more or less than that indicated in your LOI, an adjustment in the sales charge will be made. If a payment to cover actual sales charges is due, it must be paid to PFD within 20 days after PFD or your dealer sends you a written request otherwise PFD will direct PSC to liquidate sufficient shares from your escrow account to cover the amount due. See the Statement of Additional Information for more information.

     Investors who are clients of a broker-dealer with a current sales agreement with PFD may purchase Class A shares of the Fund at net asset value, without a sales charge, to the extent that the purchase price is paid out of proceeds from one or more redemptions by the investor of shares of certain other mutual funds. In order for a purchase to qualify for this privilege, the investor must document to the broker-dealer that the redemption occurred within the 60 days immediately preceding the purchase of Class A shares; that the client paid a sales charge on the original purchase of the shares redeemed; and that the mutual fund whose shares were redeemed also offers net asset value purchases to redeeming shareholders of any of the Pioneer mutual funds. Further details may be obtained from PFD.

Class B Shares

     You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the Fund will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

     The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:


Year Since                        CDSC as a Percentage of Dollar
 Purchase                             Amount Subject to CDSC
-------------------------------- -------------------------------
First ..........................             4.0%
Second .........................             4.0%
Third ..........................             3.0%
Fourth .........................             3.0%
Fifth ..........................             2.0%
Sixth ..........................             1.0%
Seventh and thereafter .........             none

     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

     Class B shares will automatically convert into Class A shares at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service ("IRS"), which the Fund has obtained, or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling will continue to be in effect at the time any particular conversion would occur. The conversion of Class B shares to Class A shares will not occur if such ruling is no longer in effect and such an opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

Class C Shares

     You may buy Class C shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions, Class C shares do not convert to any other Class of Fund shares.

     For the purpose of determining the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the Fund will first redeem shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.

     Waiver or Reduction of Contingent Deferred Sales Charge. The CDSC on Class B shares may be waived or reduced for non-retirement accounts if: (a) the redemption results from the death of all registered owners of an account (in the case of UGMA, UTMA or a trust account, waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed or (b) the redemption is made in connection with limited automatic redemptions as set forth in "Systematic Withdrawal Plans" (limited in any year to 10% of the value of the account in the Fund at the time the withdrawal plan is established).

     The CDSC on Class B shares may be waived or reduced for retirement plan accounts if: (a) the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (b) the distribution is to a participant in an IRA, 403(b) or employer-sponsored retirement plan, is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary or as scheduled periodic payments to a participant (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established); a required minimum distribution due to the participant's attainment of age 701/2 may exceed the 10% limit only if the distribution amount is based on plan assets held in Pioneer mutual funds); (c) the distribution is from a 401(a) or 401(k) retirement plan and is a return of excess employee deferrals or employee contributions or a qualifying hardship distribution as defined by the Code or results from a termination of employment (limited with respect to a termination to 10% per year of the value of the plan's assets in the Fund as of the later of the prior December 31 or the date the account was established unless the plan's assets are being rolled over to or reinvested in the same class of shares of a Pioneer mutual fund subject to the CDSC of the shares originally held); (d) the distribution is from an IRA, 403(b) or employer-sponsored retirement plan and is to be rolled over to or reinvested in the same class of shares in a Pioneer mutual fund and which will be subject to the applicable CDSC upon redemption; (e) the distribution is in the form of a loan to a participant in a plan which permits loans (each repayment of the loan will constitute a new sale which will be subject to the applicable CDSC upon redemption); or (f) the distribution is from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been preauthorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on Class C shares and on any Class A shares subject to a CDSC may be waived or reduced as follows: (a) for automatic redemptions as described in "Systematic Withdrawal Plans" (limited to 10% of the value of the account subject to the CDSC); (b) if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (c) if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or (d) if the distribution is to a participant in an employer-sponsored retirement plan and is (i) a return of excess employee deferrals or contributions, (ii) a qualifying hardship distribution as defined by the Code, (iii) from a termination of employment, (iv) in the form of a loan to a participant in a plan which permits loans, or (v) from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on any shares subject to a CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to the Fund's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC on any shares subject to a CDSC will not be applicable if the selling broker-dealer elects, with PFD's approval, to waive receipt of the commission normally paid at the time of the sale.

     Broker-Dealers. An order for any Class of Fund shares received by PFD from a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price appropriate for that Class as determined at the close of regular trading on the Exchange on the day the order is received, provided the order is received by PFD prior to PFD's close of business (usually, 5:30 p.m. Eastern time). It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to its close of business. PFD or its affiliates may provide additional compensation to certain dealers or such dealers' affiliates based on certain objective criteria established from time to time by PFD. All such payments are made out of PFD's or the affiliate's own assets. These payments will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.

     General. The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.


VIII. HOW TO SELL FUND SHARES

     You can arrange to sell (redeem) Fund shares on any day the Exchange is open by selling either some or all of your shares to the Fund.

     You may sell your shares either through your broker-dealer or directly to the Fund. Please note the following:

[bullet] If you are selling shares from a retirement account, other than an IRA, you must make your request in writing (except for exchanges to other Pioneer mutual funds which can be requested by phone or in writing). Call 1-800-622-0176 for more information.

[bullet] If you are selling shares from a non-retirement account or an IRA, you may use any of the methods described below.

     Your shares will be sold at the share price next calculated after your order is received in good order less any applicable CDSC. Sale proceeds generally will be sent to you by check, bank wire, or electronic funds transfer, normally within seven days after your order is received in good order. The Fund reserves the right to withhold payment of the sale proceeds until checks received by the Fund in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.

     In Writing. You may sell your shares by delivering a written request, signed by all registered owners, in good order to PSC; however, you must use a written request, including a signature guarantee, to sell your shares if any of the following applies:

[bullet] you wish to sell over $100,000 worth of shares,

[bullet] your account registration or address has changed within the last 30 days,

[bullet] the check is not being mailed to the address on your account (address of record),

[bullet] the check is not being made out to the account owners, or

[bullet] the sale proceeds are being transferred to a Pioneer mutual fund account with a different registration.

     Your request should include your name, the Fund's name, your fund account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Unless instructed otherwise, PSC will send the proceeds of the sale to the address of record. Fiduciaries and corporations are required to submit additional documents. For more information, contact PSC at 1-800-225-6292.

     Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) are guaranteed by an eligible guarantor. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by facsimile ("fax"). For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-800-225-6292.

     By Telephone or by Fax. Your account is automatically authorized to have the telephone redemption privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. The telephone redemption option is not available to retirement plan accounts, except IRAs. A maximum of $100,000 per account per day may be redeemed by telephone or fax and the proceeds may be received by check or by bank wire or electronic funds transfer. To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or by electronic funds transfer: the proceeds must be sent to your bank address of record which must have been properly pre-designated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax send your redemption request to 1-800-225-4240. You may always elect to deliver redemption instructions to PSC by mail. See "Telephone Transactions" below. Telephone and fax redemptions will be priced as described above. You are strongly urged to consult with your financial representative prior to requesting a telephone redemption.

     Selling Shares Through Your Broker-Dealer. The Fund has authorized PFD to act as its agent in the repurchase of shares of the Fund from qualified broker-dealers and reserves the right to terminate this procedure at any time. Your broker-dealer must receive your request before the close of business on the Exchange and transmit it to PFD before PFD's close of business to receive that day's redemption price. Your broker-dealer is responsible for providing all necessary documentation to PFD and may charge you for its services.

     Small Accounts. The minimum account value is $500. If you hold shares of the Fund in an account with a net asset value of less than the minimum required amount due to redemptions or exchanges, the Fund may redeem the shares held in this account at net asset value if you have not increased the net asset value of the account to at least the minimum required amount within six months of notice by the Fund to you of the Fund's intention to redeem the shares.

     CDSC on Class A Shares. Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to PFD on these investments in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Pioneer mutual fund will continue to be subject to the CDSC of the shares originally held until the original 12-month period expires. However, no CDSC is payable upon redemption with respect to Class A shares purchased by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets.

     General. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

     Redemptions and repurchases are taxable transactions to shareholders. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.


IX. HOW TO EXCHANGE FUND SHARES

     Written Exchanges. You may exchange your shares by sending a letter of instruction to PSC. Your letter should include your name, the name of the Fund out of which you wish to exchange and the name of the Pioneer mutual fund into which you wish to exchange, your fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered.

     Telephone Exchanges. Your account is automatically authorized to have the telephone exchange privilege unless you indicate otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone exchange. Telephone exchanges may not exceed $500,000 per account per day. Each telephone exchange request, whether by voice or by FactFoneSM, will be recorded. You are strongly urged to consult with your financial representative prior to requesting a telephone exchange. See "Telephone Transactions" below.

     Automatic Exchanges. You may automatically exchange shares from one Pioneer mutual fund account for shares of the same Class in another Pioneer mutual fund account on a monthly or quarterly basis. The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The exchange will be effective on the day of the month designated on your Account Application or Account Options Form.

     General. Exchanges must be at least $1,000. You may exchange your investment from one Class of Fund shares at net asset value, without a sales charge, for shares of the same Class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer more than one Class of shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.

     Shares which would normally be subject to a CDSC upon redemption will not be charged the applicable CDSC at the time of an exchange. Shares acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time you have owned Class B shares acquired by exchange will be measured from the date you acquired the original shares and will not be affected by any subsequent exchange.

     Exchange requests received by PSC before 4:00 p.m. Eastern time, will be effective on that day if the requirements above have been met, otherwise, they will be effective on the next business day. PSC will process exchanges only after receiving an exchange request in good order. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the Fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.

     You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Fund's performance and shareholders, the Fund and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Fund's portfolio management strategy or its operations. In addition, the Fund and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.


X. DISTRIBUTION PLANS

     The Fund has adopted a Plan of Distribution for each Class of shares (the "Class A Plan," "Class B Plan," and "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and service fees are paid.

     Pursuant to the Class A Plan, the Fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Trustees. As of the date of this Prospectus, the Board of Trustees has approved the following categories of expenses for Class A shares of the Fund: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the Fund's daily net assets attributable to Class A shares; (ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the Fund's Class A shares with no initial sales charge (See "How to Buy Fund Shares"); and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.

     Expenditures of the Fund pursuant to the Class A Plan are accrued daily and may not exceed 0.25% of the Fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the Fund in a given year. The Class A Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund. The Class A Plan does not provide for the carryover of reimbursable expenses beyond twelve months from the time the Fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the Fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the Fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the Fund has twelve months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the Fund during such twelve-month period shall not exceed 0.25% of the Fund's average daily net assets attributable to the Class A shares during such period.

     Both the Class B Plan and the Class C Plan provide that the Fund will pay a distribution fee at the annual rate of 0.75% of the Fund's average daily net assets attributable to the applicable class of shares and will pay PFD a service fee at the annual rate of 0.25% of the Fund's average daily net assets attributable to that class of shares. The distribution fee is intended to compensate PFD for its distribution services to the Fund. The service fee is intended to be additional compensation for personal services and/or account maintenance services with respect to Class B or Class C shares. PFD also receives the proceeds of any CDSC imposed on the redemption of Class B or Class C shares.

     Commissions of 4%, equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested in Class B shares, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the 13th month following the purchase.

     Commissions of up to 1% of the amount invested in Class C shares, consisting of 0.75% of the amount invested and a first year's service fee of 0.25% of the amount invested, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, net asset value of such shares.

     When a broker-dealer sells Class B or Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

     Dealers may from time to time be required to meet certain criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan or the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.


XI. DIVIDENDS, DISTRIBUTIONS AND TAXATION

     The Fund has elected to be treated, has qualified, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code.

     Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     The Fund pays dividends from net investment income and distributes its net realized short and long-term capital gains, if any, annually, usually in December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise tax.

     Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the Fund. Generally, dividends from the Fund's net investment income, market discount income certain net foreign exchange gains and net short-term capi-tal gains are taxable under the Code as ordinary income, and dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. The Fund's distributions of long-term capital gains to individuals or other noncorporate taxpayers are subject to different maximum tax rates, (which will be indicated in the annual tax information the Fund provides to shareholders), depending generally upon the sources of, and the Fund's holding periods for the assets that produce, the gains. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Fund. Information as to the federal tax status of dividends and distributions will be provided to shareholders annually. For further information on the distribution options available to shareholders, see "Distribution Options" and "Directed Dividends" below.

     The Fund's dividends and distributions generally will not qualify for any dividends-received deduction available to corporate shareholders.

     The Fund may be subject to foreign withholding taxes or other foreign taxes on income (possibly including, in some cases, capital gains) on certain of its foreign investments, which will reduce the yield on or return from those investments. In any year in which the Fund qualifies, it may make an election that would permit certain of its shareholders to take a credit or a deduction for their shares of qualified foreign taxes paid by the Fund. Each shareholder would then include in gross income (in addition to dividends actually received) his or her share of the amount of qualified foreign taxes paid by the Fund. If this election is made, the Fund will notify its shareholders annually as to their share of the amount of qualified foreign taxes paid and the foreign source income of the Fund.

     Dividends and other distributions and the proceeds of redemptions, exchanges or repurchases of Fund shares paid to individuals and other non-exempt payees will be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or the Fund receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.

     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trust or estates, and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders are subject to tax treatment that is different than described above. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances.



XII. SHAREHOLDER SERVICES

     PSC is the shareholder services and transfer agent for shares of the Fund. PSC, a Massachusetts corporation, is a wholly owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as custodian of the Fund's portfolio securities and other assets. The principal business address of the mutual fund division of the Custodian is 40 Water Street, Boston, Massachusetts 02109. The Custodian oversees a network of subcustodians and depositories in the countries in which the Fund may invest.

Account and Confirmation Statements

     PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur, except automatic investment plan transactions which are confirmed quarterly. The Pioneer Combined Account Statement, mailed quarterly, is available to shareholders who have more than one Pioneer mutual fund account.

     Shareholders whose shares are held in the name of an investment broker-dealer or other party will not normally have an account with the Fund and might not be able to utilize some of the services available to shareholders of record. Examples of services which might not be available are purchases, exchanges or redemption of shares by mail or telephone, automatic reinvestment of dividends and capital gains distributions, withdrawal plans, Letters of Intent, rights of accumulation, telephone exchanges, and newsletters.

Additional Investments

     You may add to your account by sending a check (minimum of $50 for Class A shares and $500 for Class B and Class C shares) to PSC (account number and Class of shares should be clearly indicated). The bottom portion of a confirmation statement may be used as a remittance slip to make additional investments. Additions to your account, whether by check or through an Investomatic Plan, are invested in full and fractional shares of the Fund at the applicable offering price in effect as of the close of regular trading on the Exchange on the day of receipt.

Automatic Investment Plans

     You may arrange for regular automatic investments of $50 or more through government/military allotments, payroll deduction or through a Pioneer Investomatic Plan. A Pioneer Investomatic Plan provides for a monthly or quarterly investment by means of a preauthorized electronic funds transfer from your bank account. Pioneer Investomatic Plan investments are voluntary, and you may discontinue your plan at any time or change your plan elections for the dollar amount, frequency or investment date by calling PSC at 1-800-225-6292, or by sending a written request to Pioneering Servicing Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. A change to your bank information must be made in writing on an Account Options Form. You should allow up to five business days for PSC to make changes to an established plan. PSC acts as agent for the purchaser, the broker-dealer and PFD in maintaining these plans.

Financial Reports and Tax Information

     As a shareholder, you will receive financial reports at least semiannually. In January of each year, the Fund will mail you information about the tax status of dividends and distributions.

Distribution Options

     Dividends and capital gains distributions, if any, will automatically be invested in additional shares of the Fund, at the applicable net asset value per share, unless you indicate another option on the Account Application. Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and capital gains distributions in cash. These two options are not available, however, for retirement plans or for an account with a net asset value of less than $500. Changes in your distribution options may be made by written request to PSC.

     If you elect to receive either dividends or capital gains or both in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account. Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.

Directed Dividends

     You may elect (in writing) to have the dividends paid by one Pioneer mutual fund account invested in a second Pioneer fund account. The value of this second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer
II). Invested dividends may be in any amount, and there are no fees or charges for this service. Retirement plan shareholders may only direct dividends to accounts with identical registrations.

Direct Deposit

     If you have elected to take distributions, whether dividends or dividends and capital gains, in cash, or have established a Systematic Withdrawal Plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account. You may also establish this service by completing the appropriate section on the Account Application when opening a new account or the Account Options Form for an existing account.

Voluntary Tax Withholding

     You may request (in writing) that PSC withhold 28% of the dividends and capital gains distributions paid from your account (before any reinvestment) and forward the amount withheld to the IRS as a credit against your federal income taxes. This option is not available for retirement plan accounts or for accounts subject to backup withholding.

Telephone Transactions

     Your account is automatically authorized to have telephone transaction privileges unless you indicate otherwise on your Account Application or by writing to PSC. You may purchase, sell or exchange Fund shares by telephone. See "How to Buy Fund Shares," "How to Sell Fund Shares" and "How to Exchange Fund Shares" for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. Computer-assisted transactions may be available to shareholders who have pre-recorded certain bank information (see FactFoneSM). You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. To confirm that each transaction instruction received by telephone is genuine, PSC will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent instructions. The Fund may implement other procedures from time to time. In all other cases, neither the Fund, PSC nor PFD will be responsible for the authenticity of instructions received by telephone, therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

     During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption or exchange. You should communicate with the Fund in writing if you are unable to reach the Fund by telephone.

FactFone(SM)

     FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer shareholders by dialing 1-800-225-4321. FactFoneSM allows you to obtain current information on your Pioneer mutual fund accounts and to inquire about the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges and redemptions from your Pioneer mutual fund accounts if you have activated your PIN. Telephone purchases and redemptions require the establishment of a bank account of record. You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFoneSM. See "How to Buy Fund Shares," "How to Exchange Fund Shares," "How to Sell Fund Shares" and "Telephone Transactions." Call PSC for assistance.

Retirement Plans


     You should contact the Retirement Plans Department of PSC at 1-800-622-0176 for information relating to tax-deferred retirement plans for individuals, businesses and tax-exempt organizations, all of which are available in conjunction with investments in the Fund. The Account Application contained in this Prospectus should not be used to establish any of these plans. Separate applications are required.

Telecommunications Device for the Deaf (TDD)

     If you have a hearing disability and access to TDD keyboard equipment, you can call our TDD number toll-free at 1-800-225-1997, weekdays from 8:30 a.m. to 5:30 p.m. Eastern time to contact our telephone representatives with questions about your account.

Systematic Withdrawal Plans

     If your account has a total value of at least $10,000 you may establish a Systematic Withdrawal Plan ("SWP") providing for fixed payments at regular intervals. Withdrawals from Class B and Class C shares accounts are limited to 10% of the value of the account. See "Waiver or Reduction of Contingent Deferred Sales Charge" for more information. Periodic payments of $50 or more will be sent to you, or any person designated by you, monthly or quarterly and your periodic redemptions may be taxable to you. Payments can be made either by check or electronic transfer to a bank account designated by you. If you direct that withdrawal payments be made to another person after you have opened your account, a signature guarantee must accompany your instructions. Purchases of Class A shares of the Fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

     You may obtain additional information by calling PSC at 1-800-225-6292 or by referring to the Statement of Additional Information.

Reinstatement Privilege (Class A Shares Only)

     If you redeem all or part of your Class A shares of the Fund, you may reinvest all or part of the redemption proceeds without a sales charge in Class A shares of the Fund if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the Class A shares of the Fund in effect immediately after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption and special tax rules may apply if a reinstatement occurs. In addition, if redemption resulted in a loss and an investment is made in shares of the Fund within 30 days before or after the redemption, you may not be able to recognize the loss for federal income tax purposes. Subject to the provisions outlined under "How to Exchange Fund Shares" above, you may also reinvest in Class A shares of other Pioneer mutual funds; in this case, you must meet the minimum investment requirement for each fund you enter.

     The 90-day reinstatement period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado or earthquake.

                ----------------------------------------------

     The options and services available to shareholders, including the terms of the Exchange Privilege and the Pioneer Investomatic Plan, may be revised, suspended or terminated at any time by PFD or by the Fund. You may establish the services described in this section when you open your account. You may also establish or revise many of them on an existing account by completing an Account Options Form, which you may request by calling 1-800-225-6292.


XIII. THE FUND

     The Fund is a diversified, open-end management investment company (commonly referred to as a mutual fund) organized as a Massachusetts business trust on October 26, 1992. The Fund has authorized an unlimited number of shares of beneficial interest. As an open-end management investment company, the Fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the then current net asset value per share, less any applicable CDSC. See "How to Sell Fund Shares." The Fund is not required, and does not intend, to hold annual shareholder meetings, although special meetings may be called for the purposes of electing or removing Trustees, changing fundamental investment restrictions or approving a management or subadvisory contract.

     The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of the Fund, or any additional series of the Fund, into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of three classes of shares, designated Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plans adopted by holders of those shares in connection with the distribution of shares. The Fund reserves the right to create and issue additional series and classes of shares.

     When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Fund are fully-paid and non-assessable by the Fund. Shares will remain on deposit with the Fund's transfer agent and certificates will not normally be issued. The Fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.


XIV. INVESTMENT RESULTS

     The average annual total return (for a designated period of time) on an investment in the Fund may be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each Class is computed in accordance with the SEC's standardized formula. The calculation for all Classes assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. In addition, for Class A shares the calculation assumes the deduction of the maximum sales charge of 5.75%; for Class B and Class C shares the calculation reflects the deduction of any applicable CDSC. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of the shares of a Class, if shorter) through the most recent calendar quarter.

     One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Fund's existence and may or may not include the impact of sales charges, taxes or other factors.

     Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual funds results may be cited or compared with the investment results of the Fund. Rankings or listings by magazines, newspapers or independent statistical or rating services, such as Lipper Analytical Services, Inc. or Ibbotson Associates, may also be referenced.

     The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. All quoted investment results are historical and should not be considered representative of what an investment in the Fund may earn in any future period. For further information about the calculation methods and uses of the Fund's investment results, see the Statement of Additional Information.



APPENDIX--CERTAIN INVESTMENT PRACTICES

RISKS AND LIMITATIONS ASSOCIATED WITH TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may employ certain active management techniques including options on securities indices, options on currencies, futures contracts and options on futures and forward foreign currency exchange contracts. Each of these active management techniques involves (1) liquidity risk that contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market, (2) correlation risk that changes in the value of hedging positions may not match the securities market and foreign currency fluctuations intended to be hedged, and (3) market risk that an incorrect prediction of securities prices or exchange rates by PMC may cause the Fund to perform less well than if such positions had not been entered. The ability to terminate over-the-counter options is more limited than with exchange traded options and may involve the risk that the counter-party to the option will not fulfill its obligations. The Fund will treat purchased over-the-counter options as illiquid securities. The uses of options, futures and forward foreign currency exchange contracts are highly specialized activities which involve investment techniques and risks that are different from those associated with ordinary portfolio transactions. The loss that may be incurred by the Fund in entering into futures contracts and writing call options thereon and entering into forward foreign currency exchange contracts is potentially unlimited. Except as set forth below under "Futures Contracts and Options on Futures Contracts" there is no limit on the percentage of the Fund's assets that may be invested in futures contracts and related options or forward foreign currency exchange contracts. The Fund may not invest more than 5% of its total assets in purchased options other than protective put options.

     The Fund's transactions in options, forward foreign currency exchange contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. See "Tax Status" in the Statement of Additional Information.

Options on Securities Indices

     The Fund may purchase put and call options on indices that are based on securities in which it may invest to manage cash flow and to manage its exposure to foreign and domestic stocks or stock markets instead of, or in addition to, buying and selling stock. The Fund may also purchase options in order to hedge against risks of market-wide price fluctuations.

     The Fund may purchase put options in an attempt to hedge against an anticipated decline in securities prices that might adversely affect the value of the Fund's portfolio securities. If the Fund purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Fund's portfolio securities.

     The Fund may purchase call options on securities indices in order to remain fully invested in a particular foreign stock market or to lock in a favorable price on securities that it intends to buy in the future. If the Fund purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of an increase in the level of other securities indices above the exercise price. Such payments would in effect allow the Fund to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.

     The Fund may sell an option it has purchased or a similar option prior to the expiration of the purchased option in order to close out its position in an option which it has purchased. The Fund may also allow options to expire unexercised, which would result in the loss of the premium paid.

Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies

     The Fund has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency contracts to facilitate settlement of foreign securities transactions or to protect against changes in foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency on a future date at a price set at the time of the contract. The Fund might sell a foreign currency on either a spot or forward basis to seek to hedge against an anticipated decline in the dollar value of securities in its portfolio or securities it intends or has contracted to sell or to preserve the U.S. dollar value of dividends, interest or other amounts it expects to receive. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged foreign currency, it could also limit any potential gain which might result from an increase in the value of the currency. Alternatively, the Fund might purchase a foreign currency or enter into a forward purchase contract for the currency to preserve the U.S. dollar price of securities it is authorized to purchase or has contracted to purchase.

     The Fund may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if PMC determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency, if PMC determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

     If the Fund enters into a forward contract to buy foreign currency for any purpose, the Fund will be required to place cash or liquid, high grade securities in a segregated account of the Fund maintained by the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract.

     The Fund may purchase put and call options on foreign cur rencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Fund may also use options on currency to cross-hedge. The purchase of an option on a foreign currency may constitute an effective hedge against exchange rate fluctuations. In addition, the Fund may purchase call or put options on currency for non-hedging purposes when PMC anticipates that the currency will appreciate or depreciate but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

Futures Contracts and Options on Futures Contracts

     To hedge against changes in securities prices, currency exchange rates, or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various stock and other securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging or other non-hedging purposes as are permitted by regulations of the Commodity Futures Trading Commission.

     The Fund may not purchase or sell non-hedging futures contracts or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options.

Repurchase Agreements

     The Fund may enter into repurchase agreements not exceeding seven days in duration. In a repurchase agreement, an investor (e.g., the Fund) purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement. Repurchase agreements entered into by the Fund will be fully collateralized with U.S. Treasury and/or U.S. government agency obligations with a market value of not less than 100% of the obligation, valued daily. Collateral will be held in a segregated, safekeeping account for the benefit of the Fund. In the event that a repurchase agreement is not fulfilled, the Fund could suffer a loss to the extent that the value of the collateral falls below the repurchase price or if the Fund is prevented from realizing the value of the collateral by reason of an order of a court with jurisdiction over an insolvency proceeding with respect to the other party to the repurchase agreement.

Restricted and Illiquid Securities

     The Fund may invest in restricted securities (i.e., securities that would be required to be registered prior to distribution to the public), including restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933. In addition, the Fund may invest up to 15% of its net assets in restricted securities sold and offered under Rule 144A that are illiquid either as a result of legal or contractual restrictions or the absence of a trading market.

     The Board of Trustees of the Fund has adopted guidelines and delegated to PMC the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board carefully monitors the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. Securities of non-U.S. issuers that the Fund acquires in Rule 144A transactions, but which the Fund may resell publicly in a non-U.S. securities market, are not considered restricted securities.

[Pioneer Logo]

Pioneer
International
Growth Fund
60 State Street
Boston, Massachusetts 02109


OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
NORMAN KURLAND, Ph.D., Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary

INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP

LEGAL COUNSEL
HALE AND DORR LLP

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: 1-800-225-6292

SERVICE INFORMATION
If you would like information on the following, please call:
Existing and new accounts, prospectuses,
 applications, service forms
 and telephone transactions..................... 1-800-225-6292
Retirement plans................................ 1-800-622-0176
FactFone(SM)
 Automated fund yields, automated prices
 and account information........................ 1-800-225-4321
Toll-free fax................................... 1-800-225-4240
Telecommunications Device for the Deaf (TDD).... 1-800-225-1997

Visit our website:                         www.pioneerfunds.com




0398-5053

(c)Pioneer Funds Distributor, Inc.

                        PIONEER INTERNATIONAL GROWTH FUND
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                       Class A, Class B and Class C Shares


                                 March 30, 1998

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus (the "Prospectus") dated March 30, 1998 as supplemented and/or amended from time to time, of Pioneer International Growth Fund (the "Fund"). A copy of the Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. The most recent Annual Report to Shareholders is attached to this Statement of Additional Information and is hereby incorporated by reference.


                                TABLE OF CONTENTS
                                                                     Page

1.       Investment Policies and Restrictions.....................    2
2.       Management of the Fund...................................    11
3.       Investment Adviser.......................................    15
4.       Principal Underwriter....................................    15
5.       Distribution Plans.......................................    16
6.       Shareholder Servicing/Transfer Agent.....................    19
7.       Custodian................................................    19
8.       Independent Public Accountants...........................    19
9.       Portfolio Transactions...................................    20
10.      Tax Status...............................................    21
11.      Description of Shares....................................    25
12.      Certain Liabilities......................................    26
13.      Determination of Net Asset Value.........................    27
14.      Systematic Withdrawal Plan...............................    27
15.      Letter of Intent.........................................    28
16.      Investment Results.......................................    28
17.      Financial Statements.....................................    31

         APPENDIX A -- Description of Short-Term Debt and
                       Corporate Bond Ratings......                   32
         APPENDIX B -- Performance Statistics ....................    37
         APPENDIX C -- Other Pioneer Information..................    50





          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
            INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
                                   PROSPECTUS.

1.       INVESTMENT POLICIES AND RESTRICTIONS

         The Prospectus identifies the investment objective and the principal investment policies of the Fund. Other investment policies of the Fund are set forth below. Capitalized terms not otherwise defined herein have the meaning given to them in the Prospectus.

Securities Index Options

         The Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. Securities index options will not be used for speculative purposes.

         Currently, options on stock indices are traded only on national securities exchanges and over-the-counter, both in the United States ("U.S.") and in foreign countries. A securities index fluctuates with changes in the market values of the securities included in the index. For example, some stock index options are based on a broad market index such as the S&P 500 or the Value Line Composite Index in the U.S., the Nikkei in Japan or the FTSE 100 in the United Kingdom. Index options may also be based on a narrower market index such as the S&P 100 or on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

         The Fund may purchase put options in an attempt to hedge against an anticipated decline in securities prices that might adversely affect the value of the Fund's portfolio securities. If the Fund purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Fund's portfolio securities.

         The Fund may purchase call options on securities indices in order to remain fully invested in a particular foreign stock market or to lock in a favorable price on securities that it intends to buy in the future. If the Fund purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of an increase in the level of other securities indices above the exercise price. Such payments would in effect allow the Fund to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Fund intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio.

         The Fund may sell the securities index option it has purchased or write a similar offsetting securities index option in order to close out a position in a securities index option which it has purchased. These closing sale transactions enable the Fund to immediately realize gains or minimize losses on its options positions. However, there is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. In addition, securities index prices may be distorted by interruptions in the trading of securities of certain companies or of issuers in certain industries, or by restrictions that may be imposed by an exchange on opening or closing transactions, or both, which would disrupt trading in options on such indices and preclude the Fund from closing out its options positions. If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that can not be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         In addition to the risks of imperfect correlation between the Fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

Forward Foreign Currency Transactions


         The foreign currency transactions of the Fund may be conducted on a spot, i.e. cash basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund also has authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Fund's transactions in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions.
Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the Fund will be engaged in hedging activities when adverse exchange rate movements occur. The Fund may not necessarily attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneering Management Corporation ("PMC"). The Fund will not enter into speculative forward foreign currency contracts.

         If the Fund enters into a forward contract to purchase foreign currency, its custodian bank will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the assets in the separate account declines, additional cash or securities will be placed in the accounts so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts.


         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The Fund may close out a forward position in a currency by selling the forward contract or entering into an offsetting forward contract.

         Options on Foreign Currencies

         The Fund may purchase options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

         Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, the Fund may purchase call options on such currency. If the value of such currency increased, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit the Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         In addition, the Fund may purchase call or put options on currency for non-hedging purposes when PMC anticipates that the currency will appreciate or depreciate but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

         The Fund may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option.

Futures Contracts and Options on Futures Contracts

         To hedge against changes in securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges.

         Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to seek to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that the Fund owns or proposes to acquire. The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts in currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of PMC, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, PMC will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract(if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contract(if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures and in entering into futures transactions is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same securities. . There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         The Fund may use options on futures contracts for bona fide hedging or non-hedging purposes as discussed below.

         Other Considerations. The Fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Fund is not permitted to engage in speculative futures trading. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, the Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to seek to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to seek to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Fund to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on the Fund's existing non-hedging futures contracts and premiums paid for non-hedging options on futures (net of the amount the positions are "in the money") would exceed 5% of the market value of the Fund's net assets. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Transaction costs associated with futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

         Perfect correlation between the Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on foreign corporate equity securities are currently available. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities and foreign currencies, futures on a municipal securities index and stock index futures. In addition, it is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of foreign securities because currency movements impact the value of different securities in differing degrees.

Restricted Securities

         The Fund may invest no more than 5% of its total assets in "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933 or foreign securities which are offered or sold outside the United States; provided, however, that no more than 15% of the Fund's total assets may be invested in restricted securities including securities eligible for resale under Rule 144A. The Board of Trustees may adopt guidelines and delegate to PMC the daily function of determining and monitoring the liquidity of portfolio securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board monitors the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase Agreements

     The Fund may enter into repurchase agreements with "primary dealers" in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Fund may also enter into repurchase agreements involving certain foreign government securities. In a repurchase agreement, an investor (e.g., the Fund) purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The primary risk is that, if the seller defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. Another risk is that, in the event of bankruptcy of the seller, the Fund could be delayed in or prohibited from disposing of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement pending court proceedings. In evaluating whether to enter a repurchase agreement, PMC will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees.

Investment Restrictions


Fundamental Investment Restrictions. The Fund has adopted certain investment restrictions which may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities"( as defined in the 1940 Act) of the Fund. The Fund may not:


         (1)......Issue  senior  securities,  except as permitted by  paragraphs
(2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

         (2)......Borrow  money,  except from banks as a  temporary  measure for extraordinary emergency purposes and except pursuant to reverse repurchase agreements and then only in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         (3)......Pledge,  mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

         (4)......Act  as  an  underwriter,   except  to  the  extent  that,  in
connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5)......Purchase  or sell real estate,  or any interest  therein,  and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships) that invest in real estate or interests therein.

         (6)......Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of or investment in repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         (7)......Invest  in  commodities  or  commodity  contracts  or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8)......With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S.Government, its agencies or instrumentalities) , if

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


         As long as the Fund is registered in the Federal Republic of Germany,Austria, or Switzerland, the Fund may not without the prior approval of its shareholders:


         (i) invest in the securities of any other domestic or foreign investment company or investment fund, except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or investment fund;

         (ii) purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships, real estate investment trusts and real estate funds) that invest in real estate or interests therein;

         (iii) borrow money in amounts exceeding 10% of the Fund's total assets (including the amount borrowed) taken at market value;

         (iv) pledge, mortgage or hypothecate its assets in amounts exceeding 10% of the Fund's total assets taken at market value;

         (v) purchase securities on margin or make short sales; or

         (vi) redeem its securities in-kind.


         It is a fundamental policy of the Fund not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of theSEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the Fund's total assets. The Fund's policy on concentration does not apply to investments in U.S. Government Securities.


         The Fund does not intend to enter into any reverse repurchase agreement as described in fundamental investment restriction (2) above, during the current fiscal year.

         In addition, as a matter of non-fundamental investment policy and in connection with the offering of its shares in various states and foreign countries, the Fund has agreed not to:

         (a)......Participate  on a  joint-and-several  basis in any  securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

         (b)......Purchase  securities  of any issuer  which,  together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

         (c)......Invest for the purpose of exercising control over or management of any company.

         (d)......Purchase  warrants  of any  issuer,  if,  as a result  of such purchases, more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the net assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

         (e)......Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Fund or directors or officers of the Adviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

         (f)......Purchase  interests  in oil,  gas or other  mineral  leases or exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals. These restrictions may not be changed without the approval of the regulatory agencies in such states or foreign countries.

         (g)......Purchase  any  security,  including any  repurchase  agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.

         (h)......Invest  more  than  5%  of  its  total  assets  in  restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; provided, however, that no more than 15% of the Fund's total assets may be invested in restricted securities including restricted securities eligible for resale under Rule 144A.

         (i)......Write  covered  calls or put options with respect to more than
25% of the value of its total assets or invest more than 5% of its total assets in puts, calls, spreads, or straddles, other than protective put options.



2.       MANAGEMENT OF THE FUND

         The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and executive officers of the Fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Fund within the meaning of the 1940 Act.


     JOHN F. COGAN,  JR.*,  Chairman of the Board,  President and Trustee,  DOB:
June 1926 President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Trust Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Fund).

MARY K. BUSH, Trustee,  DOB:  April 1948
4201 Cathedral Avenue, NW, Washington, DC  20016
President, Bush & Co., an international financial advisory firm; Director and Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc. (not-for-profit educational organization), Small Enterprise Assistance Fund and Wilberforce University; Advisory Board Member, Washington Mutual Investors Fund, a registered investment company; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

RICHARD H. EGDAHL, M.D., Trustee, DOB:  December 1926
Boston University Health Policy Institute, 53 Bay State Road, Boston, MA 02115 Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; Director, Boston University Health Policy Institute and Boston Medical Center; Executive Vice President and Vice Chairman of the Board, University Hospital; Academic Vice President for Health Affairs, Boston University; Director, Essex Investment Management Company, Inc. (investment adviser), Health Payment Review, Inc. (health care containment software firm), Mediplex Group, Inc. (nursing care facilities firm), Peer Review Analysis, Inc. (health care facilities firm) and Springer-Verlag New York, Inc. (publisher); Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, Trustee, DOB:  May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME  04650
Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management, from 1989 to 1993; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, Trustee, DOB:  July 1917
6363 Waterway Drive, Falls Church, VA  22044
Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; Economic Consultant; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, Trustee, DOB: May 1948 One Boston Place, Suite 2635, Boston, MA 02108 President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB: February 1944 Executive Vice President and a Director of PGI; President, Chief Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB:  September 1928
125 Broad Street, New York, NY  10004
Of Counsel to Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, Trustee, DOB: June 1936 One North Adgers Wharf, Charleston, SC 29401 President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

WILLIAM H. KEOUGH, Treasurer, DOB:  April 1937
Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, Secretary, DOB:  August 1946
Corporate Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, Assistant Treasurer, DOB:  June 1956
Manager of Fund Accounting and Compliance of PMC since May 1994; Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, Assistant Secretary, DOB:  March 1964
General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and junior partner of Hale and Dorr LLP prior to 1995.



NORMAN KURLAND, Vice President,  DOB:   November 1949
       Senior Vice President of PMC since 1993; Vice President of PMC from 1990 to 1993; Vice President of Pioneer India Fund, Pioneer Europe Fund and Pioneer Emerging Markets Fund.

The Fund's Amended and Restated Declaration of Trust (the "Declaration of Trust") provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Fund at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.


         All of the outstanding capital stock of PFD, PMC and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. PMC, the Fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.


         The table below lists all the Pioneer U. S. mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                          Investment           Principal
Fund Name                                Adviser           Underwriter


Pioneer International Growth Fund          PMC                 PFD
Pioneer Europe Fund                        PMC                 PFD
Pioneer World Equity Fund                  PMC                 PFD
Pioneer Emerging Markets Fund              PMC                 PFD
Pioneer India Fund                         PMC                 PFD
Pioneer Capital Growth Fund                PMC                 PFD
Pioneer Mid-Cap Fund                       PMC                 PFD
Pioneer Growth Shares                      PMC                 PFD

Pioneer Independence Fund                  PMC                 PFD


Pioneer Micro-Cap Fund                     PMC                 PFD
Pioneer Gold Shares                        PMC                 PFD
Pioneer Equity-Income Fund                 PMC                 PFD
Pioneer Balanced Fund                      PMC                 PFD
Pioneer Fund                               PMC                 PFD
Pioneer II                                 PMC                 PFD
Pioneer Real Estate Shares                 PMC                 PFD
Pioneer Short-Term Income Trust            PMC                 PFD
Pioneer America Income Trust               PMC                 PFD
Pioneer Bond Fund                          PMC                 PFD
Pioneer Intermediate Tax-Free Fund         PMC                 PFD
Pioneer Tax-Free Income Fund               PMC                 PFD
Pioneer Cash Reserves Fund                 PMC                 PFD
Pioneer Interest Shares                    PMC               Note 1
Pioneer Variable Contracts Trust           PMC               Note 2

Note 1 This fund is a closed-end fund.


Note 2 This is a series of ten separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.



         To the knowledge of the Fund, no officer or Trustee of the Fund owned 5% or more of the issued and outstanding shares of PGI as of the date of this Statement of Additional Information, except Mr. Cogan who then owned approximately 14% of such shares. As of the date of this Statement of Additional Information, the Trustees and Officers of the Fund owned beneficially in the aggregate less than 1% of the outstanding shares of the Fund. As of such date Merrill Lynch Pierce Fenner & Smith Inc., for the sole benefit of its customers, 4800 Deer Lake Drive East 3rd Fl, Jacksonville, FL 32246-6484 owned 14.26% (595,091.475) of the outstanding Class B shares; Merrill Lynch Pierce Fenner & Smith Inc., for the sole benefit of its customers, owned 33.39% (156,068.259) of the outstanding Class C shares of the Fund.





Compensation of Officers and Trustees

         The Fund pays no salaries or compensation to any of its officers. The Fund will pay an annual trustee's fee to each Trustee who is not affiliated with PMC, PGI, PFD or PSC consisting of two components: (a) a base fee of $500 and
(b) a variable fee, calculated on the basis of the average net assets of the Fund. In addition, the Fund will pay a per meeting fee of $100 to each Trustee who is not affiliated with PMC, PGI, PFD or PSC. The Fund also pays an annual committee participation fee to trustees who serve as members of committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees are allocated to the Fund on the basis of the Fund's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustee's fee, except the Committee Chair who will receive an annual trustee's fee equal to 20% of the aggregate annual trustee's fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Board of Trustees for the Pioneer mutual funds, receive an annual fee equal to 5% of the annual trustee's fee, except the Committee Chair who will receives an annual trustee's fee equal to 10% of the annual trustee's fee. Each Trustee who is not affiliated with PMC, PGI, PFD or PSC also receives $375 per meeting for attendance at meetings of the Non-Interested Trustees Committee, except for the Committee Chairperson who will receive an additional $375 per meeting. Any such fees paid to affiliates or interested persons of PGI, PMC, PFD or PSC are reimbursed to the Fund under its management contract.



The following table sets forth certain information with respect to the compensation of each Trustee of the Fund:


                                                                   Pension or               Total Compensa-
                                                                   Retirement                tion from the
                                            Aggregate           Benefits Accrued             Fund and all
                                          Compensation           as Part of the              other Pioneer
Trustee                                  From the Fund*          Fund's Expenses            Mutual Funds**



John F. Cogan, Jr.                        $  500.00                     $0                   $   $12,000.00
Mary K. Bush+                                971.00                      0                        30,000.00
Richard H. Egdahl, M.D.                    2,359.00                      0                        62,000.00
Margaret B.W. Graham                       2,359.00                      0                        60,000.00
John W. Kendrick                           2,359.00                      0                        55,800.00
Marguerite A. Piret                        2,954.00                      0                        80,000.00
David D. Tripple                             500.00                      0                        12,000.00
Stephen K. West                            2,566.00                      0                        63,800.00
John Winthrop                              2,691.00                      0                        69,000.00
                                          --------------------------------------------------------

  Totals                                 $17,259.00                     $0                      $444,600.00
                                         ========================================================

--------

*        As of  November 30, 1997, the Fund's fiscal year end.

**       For the calendar year ended December 31, 1997.
+        Mary K. Bush became a Trustee on June 23, 1997.




3.       INVESTMENT ADVISER


         As stated in the Prospectus, PMC, 60 State Street, Boston, Massachusetts 02109, serves as the Fund's investment adviser. The management contract with PMC is renewable annually by the vote of a majority of the Board of Trustees of the Fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by vote of its Board of Directors or Trustees or a majority of its outstanding voting securities and the giving of sixty days' written notice.

         As compensation for its management services and expenses incurred, PMC is entitled to a management fee at the rate of 1.00% per annum of the Fund's average daily net assets up to $300 million;0.85% of the next $200 million; and 0.75% of the excess over $500 million. The fee is normally computed daily and paid monthly.. During the fiscal years ended November 30, 1995, November 30, 1996 and November 30, 1997 the Fund incurred management fees of $3,168,659, $3,960,548, and $4,664,496 respectively.



4.       PRINCIPAL UNDERWRITER


         PFD, 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter in connection with the continuous offering of the shares of the Fund pursuant to an Underwriting Agreement, dated March 25, 1993. The Trustees who were not interested persons of the Fund, as defined in the 1940 Act, approved the Underwriting Agreement, which will continue in effect from year to year, if annually approved by the Trustees, in conjunction with the continuance of the Plans of Distribution. See "Distribution Plans" below. The Underwriting Agreement provides that PFD will bear certain distribution expenses not borne by the Fund. During the fiscal years ended November 30, 1995, November 30, 1996 and November 30, 1997 total underwriting commissions paid to PFD in connection with the offering of Class A shares of the Fund were approximately $2,803,188, $3,136,000 and $2,872,000, respectively. Commissions reallowed to dealers during such periods were approximately $2,431,009, $2,718,000, and $2,518,000, respectively.


         PFD bears all expenses it incurs in providing services under the Underwriting Agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services. PFD also pays certain expenses in connection with the distribution of the Fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Fund bears the cost of registering its shares under federal, state and foreign securities law. See "Distribution Plans" below.

         The Fund and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Underwriting Agreement, PFD will use its best efforts in rendering services to the Fund.

         The Fund will not generally issue Fund shares for consideration other than cash. At the Fund's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with a reorganization, statutory merger or other acquisition of portfolio securities.

5.       DISTRIBUTION PLANS

         The Fund has adopted plans of distribution pursuant to Rule 12b-1 promulgated by the Commission under the 1940 Act with respect to its Class A, Class B and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan") (together, the "Plans").

Class A Plan

         Pursuant to the Class A Plan the Fund reimburses PFD for its expenditures in financing certain activities primarily intended to result in the sale of the Class A shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Plans" in the Prospectus. The expenses of the Fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

Class B Plan

         The Class B Plan provides that the Fund shall pay PFD, as the Fund's distributor for its Class B shares, a distribution fee equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the Fund's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be consideration for personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. PFD will advance to dealers the first year's service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.


         The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related services, including, without limitation, the cost necessary to provide distribution-related services or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all contingent deferred sales charges ("CDSCs") attributable to Class B shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.


Class C Plan

         The Class C Plan provides that the Fund will pay PFD, as the Fund's distributor for its Class C shares, a distribution fee, accrued daily and paid quarterly, equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first year's service fee at a rate equal to 0.25% of the then-current value of the amount invested. As compensation therefor, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the thirteenth month following a purchase of Class C shares, dealers will become eligible for additional service fees at a rate of up to 0.25% of the amount invested and additional compensation at a rate of up to 0.75% of net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.


         The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to the Class C shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. (See "Distributions Plans" in the Prospectus.) When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.



General

         In accordance with the terms of the Plans, PFD provides to the Fund for review by the Trustees a quarterly written report of the amounts expended under the respective Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

         No interested person of the Fund, nor any Trustee of the Fund who is not an interested person of the Fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.


         The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the 1940 Act (none of whom has or have any direct or indirect financial interest in the operation of the Plans) (the "Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Class or Classes affected thereby, and material amendments of the Plans must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Class of the Fund. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). In the Trustees' quarterly review of the Plans, they will consider the Plans' continued appropriateness and the level of compensation they provide.

         During the fiscal year ended November 30, 1997, the Fund incurred total distribution fees pursuant to the Fund's Class A Plan, Class B Plan and Class C Plan of $1,000,910, $808,233, and $75,689, respectively. The distribution fees were paid by the Fund to PFD in reimbursement of expenses related to servicing of shareholder accounts and to compensating dealers and sales personnel.

      Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum of 4% of the lower of the cost or market value of the shares and Class C shares are subject to a 1% CDSC. During the fiscal year ended November 30, 1997, CDSCs, in the amount of $198,272 were paid to PFD in reimbursement of expenses related to servicing of shareholders' accounts and compensation paid to dealers and sales personnel.



6.       SHAREHOLDER SERVICING/TRANSFER AGENT


         The Fund has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing agent and transfer agent for the Fund. This contract terminates if assigned and may be terminated without penalty by either party upon ninety days' written notice.


         Under the terms of its contract with the Fund, PSC will service shareholder accounts, and its duties will include: (i) processing sales, redemptions and exchanges of shares of the Fund; (ii) distributing dividends and capital gains associated with Fund portfolio accounts; and (iii) maintaining account records and responding to routine shareholder inquiries.

         PSC receives an annual fee of $22.75 per Class A, Class B and Class C shareholder account from the Fund as compensation for the services described above. PSC is also reimbursed by the Fund for its out-of-pocket expenditures. The annual fee is set at an amount determined by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comThe Fund may compensate entities which have agreed to provide certain sub-accounting services, such as specific transaction processing and recordkeeping services. Any such payments by the Fund would be in lieu of the per account fee which would otherwise be paid by the Fund to PSC.


7.       CUSTODIAN


         Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian (the "Custodian") of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities in the U.S. as well as in Foreign Countries, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The Custodian fulfills its function in Foreign Countries through a network of subcustodian banks located in the Foreign Countries (the "Subcustodians"). The Custodian also provides fund accounting, bookkeeping and pricing assistance to the Fund and assistance in arranging for forward currency exchange contracts as described above under "Investment Policies and Restrictions."


         The Custodian does not determine the investment policies of the Fund or decide which securities it will buy or sell. The Fund may invest in securities issued by the Custodian or any of the Subcustodians, deposit cash in the Custodian or any Subcustodian and deal with the Custodian or any of the Subcustodians as a principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company in the U.S. or in recognized central depositories in Foreign Countries. In selecting Brown Brothers Harriman & Co. as the Custodian for Foreign Countries Securities, the Board of Trustees made certain determinations required by Rule 17f-5 promulgated under the 1940 Act. The Trustees will annually review and approve the continuations of its international subcustodian arrangements.

8.       INDEPENDENT PUBLIC ACCOUNTANTS


         Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's independent public accountant, providing audit services, tax return review and assistance and consultation with respect to the preparation of filings with the SEC.


9.       PORTFOLIO TRANSACTIONS

         All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by PMC pursuant to authority contained in the Management Contract. In selecting brokers or dealers, PMC considers other factors relating to best execution, including, but not limited to, the size and type of the transaction; the nature and character of the markets of the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Most transactions in foreign equity securities are executed by broker-dealers in foreign countries in which commission rates are fixed and, therefore, are not negotiable (as such rates are in the U.S.) and are generally higher than in the U.S.


         PMC may select broker-dealers which provide brokerage and/or research services to the Fund and/or other investment companies or other accounts managed by PMC. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). PMC maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the Fund and other investment companies or accounts managed by PMC are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Management believes that no exact dollar value can be calculated for such services.


         The research received from broker-dealers may be useful to PMC in rendering investment management services to the Fund as well as to other investment companies or accounts managed by PMC, although not all of such research may be useful to the Fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to PMC in carrying out its obligations to the Fund. The receipt of such research has not reduced PMC's normal independent research activities; however, it enables PMC to avoid the additional expenses which might otherwise be incurred if it was to attempt to develop comparable information through its own staff.

         In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the Fund as well as shares of other investment companies or accounts managed by PMC. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Fund. In addition, if PMC determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Fund may pay commissions to such broker in an amount greater than the amount another firm may charge.


         In addition to the Fund, PMC acts as investment adviser to the other Pioneer mutual funds and certain private accounts with investment objectives similar to those of the Fund. As such, securities may meet investment objectives of the Fund, such other funds and such private accounts. In such cases, the decision to recommend to purchase for one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each company presently has in a particular industry or country and the availability of investment funds in each mutual fund or account.

         It is possible that, at times, identical securities will be held by more than one mutual fund and/or account. However, the position of any mutual fund or account in the same issue may vary and the length of time that any mutual fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that the Fund, another Pioneer mutual fund or a private account managed by PMC seeks to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if PMC decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one account, the resulting participation in volume transactions could produce better executions for the Fund or other account. In the event that more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each.

         The   Trustees   periodically   review   PMC's   performance   of   its
responsibilities in connection with portfolio transactions on behalf of the Fund.


         During the fiscal years ended ,November 30, 1995, November 30, 1996, and November 30, 1997 the Fund paid or owed aggregate brokerage commissions of approximately $4,446,977, $5,047,000 and $5,262,000 respectively.


10.      TAX STATUS

It is the Fund's policy to meet the requirements of Subchapter M of the Code, for qualification as a regulated investment company. These requirements relate to the sources of the Fund's income, the diversification of its assets and the distribution of its income to shareholders. If the Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

In order to qualify as a regulated investment company under Subchapter M, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test")and satisfy certain annual distribution and quarterly diversification requirements.


         Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the Fund's shareholders as capital gains for federal income tax purposes without regard to the length of time shares of the Fund have been held. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by future "technical corrections" legislation) enable the Fund to pass through to its shareholders the benefits of the capital gains tax rates enacted in the 1997 TRA. The Fund will provide appropriate information to its shareholders about its distributions, including the tax rate(s) applicable to its distributions from its long-term capital gains, in accordance with this and any future guidance. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances. The federal income tax status of all distributions will be reported to shareholders annually.


Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.


Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future regulations, any such transactions that are not directly related to the Fund's investments in stock or securities (or its options or futures contracts with respect to stock or securities) may need to be limited in order to enable the Fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

If the Fund acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock such as inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.


If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders. As of the end of its most recent taxable year, the Fund had no capital loss carryforwards.


At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure enacted in the 1997 TRA. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

In addition, if the Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the Fund at net asset value pursuant to the reinvestment privilege, the sales charge paid on such shares is not included in their tax basis under the Code, and (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code, to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by the Fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the Fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of some capital gains and losses realized by the Fund. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988, as described above, and may accordingly produce ordinary income or loss. Additionally, the Fund may be required to recognize gain if an option, futures contract, forward contract, or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the Fund's income and losses and hence of its distributions to shareholders.


The Fund's dividends and distributions will generally not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.


The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the Fund, with the result that shareholders would be required to include such taxes in their gross incomes (in addition to dividends and distributions they actually received), would treat such taxes as foreign taxes paid by them, and may be entitled to a tax deduction or credit for such taxes, subject to a holding period requirement added by the 1997 TRA and other limitations under the Code.

Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. If the Fund makes the election described above, shareholders may deduct their pro rata portion of qualified foreign taxes paid by the Fund (not in excess of the tax actually owed by the Fund) in computing their income subject to U.S. federal income taxation or, alternatively, use them as foreign tax credits, subject to applicable limitations under the Code, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above.


If the Fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code and of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder's particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If the Fund does make the election, it will provide required tax information to shareholders. If the Fund does not make the election, it may deduct such taxes in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

Federal law requires that the Fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.


If, as anticipated, the Fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.


11.      DESCRIPTION OF SHARES

         The Fund's Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. Currently, the Fund consists of only one series. The Trustees may, however, establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the Fund, Class A, Class B and Class C shares. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

         Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. No amendment adversely affecting the rights of shareholders may be made to the Fund's Declaration of Trust without the affirmative vote of a majority of its shares. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by the Trust, except as stated below. See "Certain Liabilities."

12.      CERTAIN LIABILITIES

         As a Massachusetts business trust, the Fund's operations are governed by its Declaration of Trust dated October 26, 1992, a copy of which is on file with the Office of the Secretary of State of the Commonwealth of Massachusetts. Theoretically, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund or any series of the Fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Moreover, the Declaration of Trust provides for the indemnification out of Fund property of any shareholders held personally liable for any obligations of the Fund or any series of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Fund itself will be unable to meet its obligations. In light of the nature of the Fund's business and the nature and amount of its assets, the possibility of the Fund's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.

         The Declaration of Trust further provides that the Fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Fund. The Declaration of Trust does not authorize the Fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

13.      DETERMINATION OF NET ASSET VALUE


         The net asset value per share of each class of the Fund is determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on each day on which the Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the Fund is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The Fund is not required to determine its net asset value per share on any day in which no purchase orders for the shares of the Fund become effective and no shares are tendered for redemption.

         The net asset value per share of each class of the Fund is computed by taking the value of all of the Fund's assets attributable to that class, less the Fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the Fund are accrued daily.


         Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the Board of Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board. The maximum offering price per Class A share is the net asset value per Class A share, plus the maximum sales charge. Class B and Class C shares are offered at net asset value without the imposition of an initial sales charge.

14.      SYSTEMATIC WITHDRAWAL PLAN


         The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from the Fund deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit with PSC shares of the Fund having a total value of not less than $10,000. Periodic payments of $50 or more will be deposited monthly or quarterly directly into a bank account designated by the applicant, or will be sent by check to the applicant, or to any person designated by the applicant. A designation of a third party to receive payments requires an acceptable signature guarantee. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus.


         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. Redemptions are taxable transactions to shareholders. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her investment.

         The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP been redeemed.


15.      LETTER OF INTENT (Class A only)


         A Letter of Intent ( "LOI") may be established by completing the LOI section of the Account Application. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the Fund to sell, the full amount indicated.

         If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

         If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI section of the Account Application. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess. See "How to Purchase Fund Shares Letter of Intent" in the Prospectus for more information.






16.      INVESTMENT RESULTS

         One of the primary methods used to measure the performance of a class of the Fund is "total return." "Total return" will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.


         The Fund's average annual total return quotations for each class of its shares as that information may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.


         Standardized Average Annual Total Return Quotations

         Average annual total return quotations for a class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in that class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                            P(1+T)n  =  ERV

Where: P        =        a hypothetical initial payment of $1,000, less the
                         maximum sales load of $57.50 for Class A shares or the deduction of any CDSC for Class B or Class C shares at the end of the period.

       T        =        average annual total return

       n        =        number of years

       ERV      =        ending redeemable value of the hypothetical $1,000
                         initial payment made at the beginning of the designated period (or fractional portion thereof)


         For purposes of the above computation, it is assumed that the maximum sales charge of 5.75% was deducted from the initial investment and that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the class' mean account size.

         The average annual total returns for Class A shares, Class B shares and Class C shares (giving effect to the prior expense limitation) are as follows:


                                    For the fiscal year
                                          ended                        Life-of-                  Inception

                                     November 30, 1997                   Class                      Date

        Class A Shares                      2.98%                       13.70%                    3/25/93
        Class B Shares                      4.44%                        5.73%                    4/4/94
        Class C Shares                      8.45%                        6.09%                    1/31/96


         The total return figures would be reduced if no effect were given to the expense limitation previously in place.



         Other Quotations, Comparisons, and General Information

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, total return of the Fund's classes may be compared to averages or rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Europe Australia Far East Index ("EAFE"), an unmanaged index of international stock markets, Morgan Stanley Capital International USA Index, an unmanaged index of U.S. domestic stock markets, or other appropriate indices of Morgan Stanley Capital International ("MSCI"); the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of common stocks; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         In addition, the performance of the classes of the Fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer's Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, the New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre & Co., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems.

         In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Fund.

         The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund's inception.

         In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

Automated Information Line

         FactFoneSM,   Pioneer's  24-hour  automated  information  line,  allows
shareholders   to  dial   toll-free   1-800-225-4321   and  hear  recorded  fund
information, including:

         o        net asset value prices for all Pioneer mutual funds;

         o        annualized 30-day yields on Pioneer's fixed income funds;

         o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's market fund; and

         o dividends and capital gains distributions on all Pioneer mutual funds.


Yields are calculated in accordance with standard formulas mandated by the SEC.


         In addition, by using a personal identification number ("PIN"), shareholders may enter purchases, exchanges and redemptions, access their account balance and last three transactions and may order a duplicate statement. See "FactFoneSM" in the Prospectus for more information.


     All performance numbers communicated through FactFoneSM represent past performance and include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B and Class C shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary and may be worth more or less at redemption than their original cost.



17.      FINANCIAL STATEMENTS


         The Fund's Annual Report, filed with the SEC on January 28, 1998 (Accession No. 0000893660-98-000003), is incorporated by reference into this Statement of Additional Information. The financial statements therein, including the financial highlights, for the period ended November 30, 1997, included or incorporated by reference into the Prospectus and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

                                   APPENDIX A

           DESCRIPTION OF SHORT-TERM DEBT AND CORPORATE BOND RATINGS1

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM PRIME RATING SYSTEM
- TAXABLE DEBT AND DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         Leading market positions in well-established industries. High rates of return on funds employed.
         Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do
------------------------

1 The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securitsi listed. Ratings are generally given to securiteis at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligations to do so , and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year-end.

not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

PLUS (+) OR MINUS (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                                    APPENDIX B


                                    Pioneer International Growth Fund A Shares



             Date    Initial        Offering        Sales Charge     Shares        Net Asset  Initial Net
                     Investment       Price                          Purchased       Value       Asset
                                                      Included                     Per Share     Value
            3/25/93    $10,000       $15.92            5.75%           628.141      $15.00       $9,425


                     Dividends and Capital Gains Reinvested

                                                Value of Shares

             Date    From           From Cap.      From Dividends    Total Value
                     Investment       Gains
                                   Reinvested        Reinvested

           12/31/93    $14,020        $928              $20            $14,968
           12/31/94    $12,576       $1,567             $18            $14,161
           12/31/95    $13,524       $1,686             $19            $15,229
           12/31/96    $13,843        $2,965           $142            $16,950



           12/31/97    $11,703          $5,149         $1,074         $17,926









                                    Pioneer International Growth Fund B Shares

   Date     Initial         Offering Price    Sales Charge     Shares            Net Asset    Initial Net
            Investment                                         Purchased           Value         Asset
                                                Included                         Per Share       Value
  4/4/94        $10,000         $21.06            4.00%            474.834        $21.06        $10,000


                                           Dividends and Capital Gains Reinvested

                                           Value of Shares

   Date          From         From Cap.      From Dividends      Total Value
              Investment        Gains
                              Reinvested       Reinvested

 12/31/94       $9,454           $521              $0              $9,975
 12/31/95      $10,085           $556              $0              $10,241
 12/31/96      $10,285          $1,444            $16              $11,445
 12/31/97       $8,652          $3,078           $597              $12,027










                                    Pioneer International Growth Fund C Shares


         Date               Initial       Offering Price  Shares Purchased Net Asset Value     Intitial Net Asset Value
                           Investment                                         per Share
        1/31/96            $10,000.00         $22.46          445.236           $22.46          $10,000

                                 Value of Shares
         Date           From Investment   From Cap Gains   From Dividends     Contingent    Total Value If  CDSC Percentage
                                            Reinvested       Reinvested     Deferred Sales     Redeemed
                                                                              Charge If
                                                                               Redeemed


       12/31/96              $9,564            $779             $73              $96            $10,320          1.00%
       12/31/97              $8,028           $2,323           $599                0            $10,950            0%



                            COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Fund, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The Merrill Lynch Micro-Cap Index represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI Emerging Markets Free Index are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

6-MONTH CDs
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W. Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS
("NAREIT")EQUITY REIT INDEX
All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The Wilshire Real Estate Securities Index is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources:  Ibbotson Associates, Towers Data Systems,
Lipper Analytical Services, Inc.,  Merrill Lynch and PGI

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               Dow                                       S&P/           S&P/
                 S&P          Jones        U.S. Small                    BARRA         BARRA         Merrill Lynch
                 500       Industrial        Stock          U.S.          500           500            Micro-Cap
                             Average         Index       Inflation      Growth         Value             Index

----------------------------------------------------------------------------------------------------------------------

Dec 1925         N/A           N/A            N/A           N/A           N/A           N/A               N/A
Dec 1926        11.62          N/A            0.28         -1.49          N/A           N/A               N/A
Dec 1927        37.49          N/A           22.10         -2.08          N/A           N/A               N/A
Dec 1928        43.61         55.38          39.69         -0.97          N/A           N/A               N/A
Dec 1929        -8.42        -13.64          -51.36         0.20          N/A           N/A               N/A
Dec 1930       -24.90        -30.22          -38.15        -6.03          N/A           N/A               N/A
Dec 1931       -43.34        -49.02          -49.75        -9.52          N/A           N/A               N/A
Dec 1932        -8.19        -16.88          -5.39         -10.30         N/A           N/A               N/A
Dec 1933        53.99         73.72          142.87         0.51          N/A           N/A               N/A
Dec 1934        -1.44         8.08           24.22          2.03          N/A           N/A               N/A
Dec 1935        47.67         43.77          40.19          2.99          N/A           N/A               N/A
Dec 1936        33.92         30.23          64.80          1.21          N/A           N/A               N/A
Dec 1937       -35.03        -28.88          -58.01         3.10          N/A           N/A               N/A
Dec 1938        31.12         33.16          32.80         -2.78          N/A           N/A               N/A
Dec 1939        -0.41         1.31            0.35         -0.48          N/A           N/A               N/A
Dec 1940        -9.78         -7.96          -5.16          0.96          N/A           N/A               N/A
Dec 1941       -11.59         -9.88          -9.00          9.72          N/A           N/A               N/A
Dec 1942        20.34         14.12          44.51          9.29          N/A           N/A               N/A
Dec 1943        25.90         19.06          88.37          3.16          N/A           N/A               N/A
Dec 1944        19.75         17.19          53.72          2.11          N/A           N/A               N/A
Dec 1945        36.44         31.60          73.61          2.25          N/A           N/A               N/A
Dec 1946        -8.07         -4.40          -11.63        18.16          N/A           N/A               N/A
Dec 1947        5.71          7.61            0.92          9.01          N/A           N/A               N/A
Dec 1948        5.50          4.27           -2.11          2.71          N/A           N/A               N/A
Dec 1949        18.79         20.92          19.75         -1.80          N/A           N/A               N/A
Dec 1950        31.71         26.40          38.75          5.79          N/A           N/A               N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A           N/A               N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A           N/A               N/A
Dec 1953        -0.99         2.02           -6.49          0.62          N/A           N/A               N/A
Dec 1954        52.62         51.25          60.58         -0.50          N/A           N/A               N/A
Dec 1955        31.56         26.58          20.44          0.37          N/A           N/A               N/A
Dec 1956        6.56          7.10            4.28          2.86          N/A           N/A               N/A
Dec 1957       -10.78         -8.63          -14.57         3.02          N/A           N/A               N/A
Dec 1958        43.36         39.31          64.89          1.76          N/A           N/A               N/A
Dec 1959        11.96         20.21          16.40          1.50          N/A           N/A               N/A
Dec 1960        0.47          -6.14          -3.29          1.48          N/A           N/A               N/A
Dec 1961        26.89         22.60          32.09          0.67          N/A           N/A               N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A           N/A               N/A
Dec 1963        22.80         20.83          23.57          1.65          N/A           N/A               N/A


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                               Dow                                       S&P/           S&P/
                 S&P          Jones        U.S. Small                  BARRA 500       BARRA         Merrill Lynch
                 500       Industrial        Stock          U.S.        Growth          500            Micro-Cap
                             Average         Index       Inflation                     Value             Index

----------------------------------------------------------------------------------------------------------------------

Dec 1964        16.48         18.85          23.52          1.19          N/A           N/A               N/A
Dec 1965        12.45         14.39          41.75          1.92          N/A           N/A               N/A
Dec 1966       -10.06        -15.78          -7.01          3.35          N/A           N/A               N/A
Dec 1967        23.98         19.16          83.57          3.04          N/A           N/A               N/A
Dec 1968        11.06         7.93           35.97          4.72          N/A           N/A               N/A
Dec 1969        -8.50        -11.78          -25.05         6.11          N/A           N/A               N/A
Dec 1970        4.01          9.21           -17.43         5.49          N/A           N/A               N/A
Dec 1971        14.31         9.83           16.50          3.36          N/A           N/A               N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A           N/A               N/A
Dec 1973       -14.66        -13.28          -30.90         8.80          N/A           N/A               N/A
Dec 1974       -26.47        -23.58          -19.95        12.20          N/A           N/A               N/A
Dec 1975        37.20         44.75          52.82          7.01         31.72         43.38              N/A
Dec 1976        23.84         22.82          57.38          4.81         13.84         34.93              N/A
Dec 1977        -7.18        -12.84          25.38          6.77        -11.82         -2.57              N/A
Dec 1978        6.56          2.79           23.46          9.03         6.78           6.16             27.76
Dec 1979        18.44         10.55          43.46         13.31         15.72         21.16             43.18
Dec 1980        32.42         22.17          39.88         12.40         39.40         23.59             32.32
Dec 1981        -4.91         -3.57          13.88          8.94         -9.81          0.02             9.18
Dec 1982        21.41         27.11          28.01          3.87         22.03         21.04             33.62
Dec 1983        22.51         25.97          39.67          3.80         16.24         28.89             42.44
Dec 1984        6.27          1.31           -6.67          3.95         2.33          10.52            -14.97
Dec 1985        32.16         33.55          24.66          3.77         33.31         29.68             22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50         21.67             3.45
Dec 1987        5.23          5.48           -9.30          4.41         6.50           3.68            -13.84
Dec 1988        16.81         16.14          22.87          4.42         11.95         21.67             22.76
Dec 1989        31.49         32.19          10.18          4.65         36.40         26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11         0.20          -6.85            -29.55
Dec 1991        30.55         24.19          44.63          3.06         38.37         22.56             57.44
Dec 1992        7.67          7.41           23.35          2.90         5.07          10.53             36.62
Dec 1993        9.99          16.94          20.98          2.75         1.68          18.60             31.32
Dec 1994        1.31          5.06            3.11          2.67         3.13          -0.64             1.81
Dec 1995        37.43         36.84          34.46          2.54         38.13         36.99             30.70
Dec 1996        23.07         28.84          17.62          3.32         23.96         21.99             13.88
Dec 1997        33.36         24.88          22.78          1.92         36.52         29.98             24.61


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 Long-       Intermediate-       MSCI                      Long-
                  Term         Term U.S.         EAFE         6-         Term U.S.         U.S.
               U.S. Gov't      Government      (Net of      Month        Corporate        T-Bill
                 Bonds           Bonds          Taxes)       CDs           Bonds         (30-Day)

------------------------------------------------------------------------------------------------------

Dec 1925          N/A             N/A            N/A         N/A            N/A             N/A
Dec 1926          7.77            5.38           N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52           N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92           N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01           N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72           N/A         N/A           7.98            2.41
Dec 1931         -5.31           -2.32           N/A         N/A           -1.85           1.07
Dec 1932         16.84            8.81           N/A         N/A           10.82           0.96
Dec 1933         -0.07            1.83           N/A         N/A           10.38           0.30
Dec 1934         10.03            9.00           N/A         N/A           13.84           0.16
Dec 1935          4.98            7.01           N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06           N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56           N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23           N/A         N/A           6.13            -0.02
Dec 1939          5.94            4.52           N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96           N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50           N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94           N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81           N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80           N/A         N/A           4.73            0.33
Dec 1945         10.73            2.22           N/A         N/A           4.08            0.33
Dec 1946         -0.10            1.00           N/A         N/A           1.72            0.35
Dec 1947         -2.62            0.91           N/A         N/A           -2.34           0.50
Dec 1948          3.40            1.85           N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32           N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70           N/A         N/A           2.12            1.20
Dec 1951         -3.93            0.36           N/A         N/A           -2.69           1.49
Dec 1952          1.16            1.63           N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23           N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68           N/A         N/A           5.39            0.86
Dec 1955         -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956         -5.59           -0.42           N/A         N/A           -6.81           2.46
Dec 1957          7.46            7.84           N/A         N/A           8.71            3.14
Dec 1958         -6.09           -1.29           N/A         N/A           -2.22           1.54
Dec 1959         -2.26           -0.39           N/A         N/A           -0.97           2.95
Dec 1960         13.78           11.76           N/A         N/A           9.07            2.66



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                 Long-       Intermediate-       MSCI                      Long-
                  Term         Term U.S.         EAFE         6-         Term U.S.         U.S.
               U.S. Gov't      Government      (Net of      Month        Corporate        T-Bill
                 Bonds           Bonds          Taxes)       CDs           Bonds         (30-Day)

------------------------------------------------------------------------------------------------------

Dec 1961          0.97            1.85           N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56           N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64           N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04           N/A         4.17          4.77            3.54
Dec 1965          0.71            1.02           N/A         4.68          -0.46           3.93
Dec 1966          3.65            4.69           N/A         5.76          0.20            4.76
Dec 1967         -9.18            1.01           N/A         5.47          -4.95           4.21
Dec 1968         -0.26            4.54           N/A         6.45          2.57            5.21
Dec 1969         -5.07           -0.74           N/A         8.70          -8.09           6.58
Dec 1970         12.11           16.86          -11.66       7.06          18.37           6.52
Dec 1971         13.23            8.72          29.59        5.36          11.01           4.39
Dec 1972          5.69            5.16          36.35        5.39          7.26            3.84
Dec 1973         -1.11            4.61          -14.92       8.60          1.14            6.93
Dec 1974          4.35            5.69          -23.16      10.20          -3.06           8.00
Dec 1975          9.20            7.83          35.39        6.51          14.64           5.80
Dec 1976         16.75           12.87           2.54        5.22          18.65           5.08
Dec 1977         -0.69            1.41          18.06        6.11          1.71            5.12
Dec 1978         -1.18            3.49          32.62       10.21          -0.07           7.18
Dec 1979         -1.23            4.09           4.75       11.90          -4.18           10.38
Dec 1980         -3.95            3.91          22.58       12.33          -2.76           11.24
Dec 1981          1.86            9.45          -2.28       15.50          -1.24           14.71
Dec 1982         40.36           29.10          -1.86       12.18          42.56           10.54
Dec 1983          0.65            7.41          23.69        9.65          6.26            8.80
Dec 1984         15.48           14.02           7.38       10.65          16.86           9.85
Dec 1985         30.97           20.33          56.16        7.82          30.09           7.72
Dec 1986         24.53           15.14          69.44        6.30          19.85           6.16
Dec 1987         -2.71            2.90          24.63        6.59          -0.27           5.47
Dec 1988          9.67            6.10          28.27        8.15          10.70           6.35
Dec 1989         18.11           13.29          10.54        8.27          16.23           8.37
Dec 1990          6.18            9.73          -23.45       7.85          6.78            7.81
Dec 1991         19.30           15.46          12.13        4.95          19.89           5.60
Dec 1992          8.05            7.19          -12.17       3.27          9.39            3.51
Dec 1993         18.24           11.24          32.56        2.88          13.19           2.90
Dec 1994         -7.77           -5.14           7.78        5.40          -5.76           3.90
Dec 1995         31.67           16.80          11.21        5.21          27.20           5.60
Dec 1996         -0.93            2.10           6.05        5.21          1.40            5.21
Dec 1997         15.85            8.38           1.78        5.71          12.95           5.26





                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                NAREIT                                                    Lipper          MSCI
                Equity       Russell       Wilshire                      Balanced       Emerging           Bank
                 REIT          2000       Real Estate        S&P           Fund          Markets          Savings
                 Index        Index       Securities         400          Index        Free Index         Account

-----------------------------------------------------------------------------------------------------------------------

Dec 1925          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1926          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1927          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1928          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1929          N/A          N/A            N/A            N/A           N/A             N/A              N/A
Dec 1930          N/A          N/A            N/A            N/A           N/A             N/A             5.30
Dec 1931          N/A          N/A            N/A            N/A           N/A             N/A             5.10
Dec 1932          N/A          N/A            N/A            N/A           N/A             N/A             4.10
Dec 1933          N/A          N/A            N/A            N/A           N/A             N/A             3.40
Dec 1934          N/A          N/A            N/A            N/A           N/A             N/A             3.50
Dec 1935          N/A          N/A            N/A            N/A           N/A             N/A             3.10
Dec 1936          N/A          N/A            N/A            N/A           N/A             N/A             3.20
Dec 1937          N/A          N/A            N/A            N/A           N/A             N/A             3.50
Dec 1938          N/A          N/A            N/A            N/A           N/A             N/A             3.50
Dec 1939          N/A          N/A            N/A            N/A           N/A             N/A             3.40
Dec 1940          N/A          N/A            N/A            N/A           N/A             N/A             3.30
Dec 1941          N/A          N/A            N/A            N/A           N/A             N/A             3.10
Dec 1942          N/A          N/A            N/A            N/A           N/A             N/A             3.00
Dec 1943          N/A          N/A            N/A            N/A           N/A             N/A             2.90
Dec 1944          N/A          N/A            N/A            N/A           N/A             N/A             2.80
Dec 1945          N/A          N/A            N/A            N/A           N/A             N/A             2.50
Dec 1946          N/A          N/A            N/A            N/A           N/A             N/A             2.20
Dec 1947          N/A          N/A            N/A            N/A           N/A             N/A             2.30
Dec 1948          N/A          N/A            N/A            N/A           N/A             N/A             2.30
Dec 1949          N/A          N/A            N/A            N/A           N/A             N/A             2.40
Dec 1950          N/A          N/A            N/A            N/A           N/A             N/A             2.50
Dec 1951          N/A          N/A            N/A            N/A           N/A             N/A             2.60
Dec 1952          N/A          N/A            N/A            N/A           N/A             N/A             2.70
Dec 1953          N/A          N/A            N/A            N/A           N/A             N/A             2.80
Dec 1954          N/A          N/A            N/A            N/A           N/A             N/A             2.90
Dec 1955          N/A          N/A            N/A            N/A           N/A             N/A             2.90
Dec 1956          N/A          N/A            N/A            N/A           N/A             N/A             3.00
Dec 1957          N/A          N/A            N/A            N/A           N/A             N/A             3.30
Dec 1958          N/A          N/A            N/A            N/A           N/A             N/A             3.38
Dec 1959          N/A          N/A            N/A            N/A           N/A             N/A             3.53
Dec 1960          N/A          N/A            N/A            N/A           5.77            N/A             3.86
Dec 1961          N/A          N/A            N/A            N/A          20.59            N/A             3.90


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                NAREIT                                                    Lipper          MSCI
                Equity       Russell       Wilshire                      Balanced       Emerging           Bank
                 REIT          2000       Real Estate        S&P           Fund          Markets          Savings
                 Index        Index       Securities         400          Index        Free Index         Account

-----------------------------------------------------------------------------------------------------------------------

Dec 1962          N/A          N/A            N/A            N/A          -6.80            N/A             4.08
Dec 1963          N/A          N/A            N/A            N/A          13.10            N/A             4.17
Dec 1964          N/A          N/A            N/A            N/A          12.36            N/A             4.19
Dec 1965          N/A          N/A            N/A            N/A           9.80            N/A             4.23
Dec 1966          N/A          N/A            N/A            N/A          -5.86            N/A             4.45
Dec 1967          N/A          N/A            N/A            N/A          15.09            N/A             4.67
Dec 1968          N/A          N/A            N/A            N/A          13.97            N/A             4.68
Dec 1969          N/A          N/A            N/A            N/A          -9.01            N/A             4.80
Dec 1970          N/A          N/A            N/A            N/A           5.62            N/A             5.14
Dec 1971          N/A          N/A            N/A            N/A          13.90            N/A             5.30
Dec 1972         8.01          N/A            N/A            N/A          11.13            N/A             5.37
Dec 1973        -15.52         N/A            N/A            N/A          -12.24           N/A             5.51
Dec 1974        -21.40         N/A            N/A            N/A          -18.71           N/A             5.96
Dec 1975         19.30         N/A            N/A            N/A          27.10            N/A             6.21
Dec 1976         47.59         N/A            N/A            N/A          26.03            N/A             6.23
Dec 1977         22.42         N/A            N/A            N/A          -0.72            N/A             6.39
Dec 1978         10.34         N/A           13.04           N/A           4.80            N/A             6.56
Dec 1979         35.86        43.09          70.81           N/A          14.67            N/A             7.29
Dec 1980         24.37        38.58          22.08           N/A          19.70            N/A             8.78
Dec 1981         6.00          2.03          7.18            N/A           1.86            N/A             10.71
Dec 1982         21.60        24.95          24.47          22.68         30.63            N/A             11.19
Dec 1983         30.64        29.13          27.61          26.10         17.44            N/A             9.71
Dec 1984         20.93        -7.30          20.64          1.18           7.46            N/A             9.92
Dec 1985         19.10        31.05          22.20          35.58         29.83            N/A             9.02
Dec 1986         19.16         5.68          20.30          16.21         18.43            N/A             7.84
Dec 1987         -3.64        -8.77          -7.86          -2.03          4.13            N/A             6.92
Dec 1988         13.49        24.89          24.18          20.87         11.18           40.43            7.20
Dec 1989         8.84         16.24          2.37           35.54         19.70           64.96            7.91
Dec 1990        -15.35        -19.51        -33.46          -5.12          0.66          -10.55            7.80
Dec 1991         35.70        46.05          20.03          50.10         25.83           59.91            4.61
Dec 1992         14.59        18.41          7.36           11.91          7.46           11.40            2.89
Dec 1993         19.65        18.91          15.24          13.96         11.95           74.83            2.73
Dec 1994         3.17         -1.82          1.64           -3.57         -2.05           -7.32            4.96
Dec 1995         15.27        28.44          13.65          30.94         24.89           -5.21            5.24
Dec 1996         35.26        16.53          36.87          19.20         13.01           6.03             4.95
Dec 1997         20.29        22.36          19.80          32.26         20.05          -11.59            5.17



                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.

Total  assets  of  all  Pioneer   mutual  funds  at  December  31,  1997,   were
approximately $19.8 billion representing 1,177,148 shareholder accounts, 791,468 non-retirement accounts and 385,680 retirement accounts.

                    Pioneer International Growth Fund


                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.



(a)     Financial Statements:


         The financial statements of the Registrant are incorporated by reference from the Annual Report to Shareholders for the fiscal year ended November 30, 1997 (filed with the Securities and Exchange Commission on January 28, 1998, Accession No.0000893660-98-000003.)

(b)     Exhibits:

         1.       Declaration of Trust.*
         1.1 Establishment and Designation of Class A and Class B shares of Beneficial Interest.*

         1.2 Establishment and Designation of Class A, Class B and Class C shares of Beneficial Interest.**

         2.       By-Laws.*

         3.       None.

         4.       None.

         5. Management Contract between the Registrant and Pioneering Management Corporation.*
         6.1      Underwriting Agreement between the Registrant and
                  Pioneer Funds Distributor, Inc.*

         6.2      Form of Dealer Sales Agreement.**

         7.       None.

         8. Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.*

         9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.*

         10.      Opinion and Consent of Counsel.*

         11.      Consent of Independent Public Accountants.+

         12.      None.

         13.      Stock Purchase Agreement.*

         14.      None.

         15.1     Class A Rule 12b-1 Distribution Plan.*

         15.2     Class B Rule 12b-1 Distribution Plan.*

         15.3     Class C Rule 12b-1 Distribution Plan.**

         16.      None.

         17.      Financial Data Schedule.+

         18.1     Rule 18f-3 Multiple Class Plan for Class A and
                  Class B Shares.**

         18.2 Rule 18f-3 Multiple Class Plan for Class A, Class B and Class C Shares.**

         19.      Powers of Attorney.*
         19.1     Power of Attorney for Mary K. Bush+
--------------

+ Filed  herewith.
* Filed  with  Post-Effective  Amendment  No.  3 to the
Registration Statement on March 24, 1995 and incorporated herein by reference. ** Filed with Post-Effective Amendment No. 4 to the Registration Statement and incorporated herein by reference.



Item 25.  Persons Controlled by or Under Common Control with Registrant


     No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14%of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Trust Fund JSC, S.A.
(First Polish)                             PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered investment companies that are parties to management contracts with
PMC:



                                               BUSINESS
 FUND                                           TRUST


Pioneer International Growth Fund                 MA
Pioneer World Equity Fund                         DE
Pioneer Europe Fund                               MA
Pioneer Emerging Markets Fund                     DE
Pioneer India Fund                                DE
Pioneer Growth Trust                              MA
Pioneer Mid-Cap Fund                              DE
Pioneer Growth Shares                             DE
Pioneer Small Company Fund                        DE
Pioneer Independence Fund                         DE
Pioneer Fund                                      DE
Pioneer II                                        DE
Pioneer Real Estate Shares                        DE
Pioneer Short-Term Income Fund                    MA
Pioneer America Income Trust                      MA
Pioneer Bond Fund                                 MA
Pioneer Balanced Fund                             DE
Pioneer Intermediate Tax-Free Fund                MA
Pioneer Tax-Free Income Fund                      DE
Pioneer Money Market Trust                        DE
Pioneer Variable Contracts Trust                  DE
Pioneer Interest Shares                           DE
Pioneer Micro-Cap Fund                            DE


The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26. Number of Holders of Securities


                  The following table sets forth the approximate number of record holders of each class of securities of the Registrant as of February 28, 1998:


                                 Class A  Class B  Class C

Number of Record Holders:          35,361  8,753    743


Item 27. Indemnification.

                  Except for the Declaration of Trust dated October 26, 1992, establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Amended and Restated Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

                  All of the information required by this item is set forth in the Form ADV, as amended, of the Registrant's Manager, Pioneering Management Corporation. The following sections of each such Form ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2;

                  (b)      Section IV, Business Background, of each Schedule D.

Item 29. Principal Underwriter

                  (a)      See Item 25 above.
                  (b)      Directors and Officers of PFD:




                       Positions and Offices    Positions and Offices

Name                   with Underwriter         with Registrant
----                   ----------------         ---------------

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None


Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None


Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None


Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principle business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c)      Not applicable.

Item 30. Location of Accounts and Records.

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31. Management Services.

                  The Registrant is not a party to any management-related service contract, except as described in the Prospectus and Statement of Additional Information.

Item 32. Undertakings.

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (which meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of March, 1998.


                        PIONEER INTERNATIONAL GROWTH FUND


                                             By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


              Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:



          Title and Signature                      Date

Principal Executive Officer:        )
                                    )
                                    )
John F. Cogan, Jr.                  )
John F. Cogan, Jr., President       )
                                    )
Principal Financial and             )
Accounting Officer:                 )
                                    )
                                    )
/s/William H. Keough*               )
William H. Keough, Treasurer        )


A MAJORITY OF THE BOARD OF TRUSTEES:


John F. Cogan, Jr.                  )
John F. Cogan, Jr., Trustee         )
                                    )
Mary K. Bush*                       )
Mary K. Bush, Trustee               )
                                    )
Richard H. Egdahl, M.D.*            )
Richard H. Egdahl, Trustee          )
                                    )
Margaret B.W. Graham*               )
Margaret B.W. Graham, Trustee       )
                                    )
John W. Kendrick*                   )
John W. Kendrick, Trustee           )
                                    )
Marguerite A. Piret*                )
Marguerite A. Piret, Trustee        )
                                    )
/s/David D. Tripple*                )
David D. Tripple, Trustee           )
                                    )
Stephen K. West*                    )
Stephen K. West, Trustee            )
                                    )
John Winthrop*                      )
John Winthrop, Trustee              )







*By:     /s/ David D. Tripple          Dated: March 30, 1998
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

11.               Consent of Independent Public Accountants.

17.               Financial Data Schedule.

19.1              Power of Attorney for Mary K. Bush